United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Six months ended 04/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Investment	CMIXX
Wealth	CAIXX
Service	CACXX
Cash II	CALXX
Cash Series	CCSXX
Capital	CCCXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	65.6%
Municipal Notes	25.4%
Commercial Paper	8.8%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.5%
8-30 Days	0.0%
31-90 Days	27.0%
91-180 Days	2.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		California—99.8%
$2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.510%, 5/5/2016	$2,500,000
2,130,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.520%, 5/5/2016	2,130,000
9,960,000	[3,4]	Alvord, CA USD, Floater Certificates (Series 2008-3306) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.560%, 5/5/2016	9,960,000
23,300,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2016	23,300,000
7,635,000		California Education Notes Program, (Series A), 2.00% TRANs, 6/30/2016	7,655,936
50,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.440%, 5/5/2016	50,000
6,575,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Comerica Bank LOC), 0.510%, 5/5/2016	6,575,000
1,500,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.420%, 5/4/2016	1,500,000
7,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	7,000,000
4,715,000	[3,4]	California Health Facilities Financing Authority, Tender Option Bond Trust Certificates (2015-ZM0102) Weekly VRDNs (Sutter Health)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	4,715,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.510%, 5/5/2016	4,000,000
10,745,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.500%, 5/2/2016	10,745,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.510%, 5/5/2016	3,010,000
2,815,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.470%, 5/5/2016	2,815,000
1,995,000		California Infrastructure & Economic Development Bank, (Series 2015) Weekly VRDNs (Guided Discoveries, Inc.)/(Comerica Bank LOC), 0.510%, 5/5/2016	1,995,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$20,290,000		California Municipal Finance Authority, (Series 2010A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.510%, 5/5/2016	$20,290,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.470%, 5/5/2016	2,000,000
10,000,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.280%, 5/2/2016	10,000,000
2,095,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(MUFG Union Bank, N.A. LOC), 0.420%, 5/4/2016	2,095,000
1,690,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.520%, 5/4/2016	1,690,000
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	11,910,000
5,293,000	[3,4]	California State Public Works Board, Tender Option Bond Trust Receipts (2016-XG0003) Weekly VRDNs (University of California (The Regents of))/(Bank of America N.A. LIQ), 0.430%, 5/5/2016	5,293,000
8,000,000		California State, (Series 2003A-3) Daily VRDNs (Bank of Montreal LOC), 0.230%, 5/2/2016	8,000,000
11,000,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	11,000,000
4,100,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.490%, 5/5/2016	4,100,000
900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.510%, 5/5/2016	900,000
4,500,000		California Statewide Communities Development Authority, (Series 2004) Weekly VRDNs (Chabad of California)/(Comerica Bank LOC), 0.420%, 5/5/2016	4,500,000
8,800,000		California Statewide Communities Development Authority, (Series 2004K), 0.21% CP (Kaiser Permanente), Mandatory Tender 5/4/2016	8,800,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.470%, 5/5/2016	12,000,000
9,300,000		California Statewide Communities Development Authority, (Series 2008C), 0.25% CP (Kaiser Permanente), Mandatory Tender 6/16/2016	9,300,000
10,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/4/2016	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,445,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.510%, 5/5/2016	$2,445,000
7,000,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.47% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 7/1/2016	7,000,000
20,000,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.49% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ) 5/2/2016	20,000,000
5,760,000	[3,4]	California Statewide Communities Development Authority, Tender Option Bond Trust Certificates (2015-XF1035) Weekly VRDNs (Buck Institute for Research on Aging)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	5,760,000
9,995,000	[3,4]	Chula Vista, CA, Stage Trust (Series 2009-28C), 0.56% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2016	9,995,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-46 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.450%, 5/5/2016	23,135,000
4,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-61 Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	4,440,000
24,330,000	[3,4]	Coast CCD, CA, GS Trust (Series 36TPZ), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 7/13/2016	24,330,000
10,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), 0.49% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 7/6/2016	10,000,000
9,960,000	[3,4]	East Side, CA Union High School District, Stage Trust (Series 2011-120C), 0.56% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/7/2016	9,960,000
4,465,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Bank of America N.A. LOC), 0.390%, 5/4/2016	4,465,000
4,590,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(MUFG Union Bank, N.A. LOC), 0.390%, 5/4/2016	4,590,000
10,250,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	10,250,000
2,825,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.470%, 5/5/2016	2,825,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$13,915,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	$13,915,000
3,650,000		Lancaster, CA School District, 2.00% TRANs, 6/30/2016	3,660,461
5,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 0.51% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 6/16/2016	5,000,000
4,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, RBC Muni Trust (Series E-63), 0.51% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 6/1/2016	4,995,000
2,500,000		Los Angeles County, CA Schools Financing Program, (Series A-3), 2.00% TRANs, 6/30/2016	2,506,653
5,000,000		Los Angeles County, CA, 5.00% TRANs, 6/30/2016	5,038,490
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	14,000,000
1,500,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-3) Daily VRDNs (Barclays Bank PLC LIQ), 0.230%, 5/2/2016	1,500,000
6,670,000	[3,4]	Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	6,670,000
1,650,000		Moorpark, CA USD, (Series A), 2.00% TRANs, 6/30/2016	1,654,729
15,010,000		Napa Valley, CA USD, 1.00% TRANs, 6/30/2016	15,029,679
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	16,000,000
17,800,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.500%, 5/5/2016	17,800,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	10,125,000
7,155,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.530%, 5/5/2016	7,155,000
14,905,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.440%, 5/5/2016	14,905,000
7,500,000	[3,4]	Riverside County, CA, Tender Option Bond Trust Certificates (2015-XF1020) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.510%, 5/5/2016	7,500,000
1,150,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.420%, 5/5/2016	1,150,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.56% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/7/2016	9,945,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,500,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.420%, 5/4/2016	$5,500,000
15,590,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	15,590,000
550,000		Santa Clara County, CA Financing Authority, (2008 Series M) Weekly VRDNs (Santa Clara County, CA)/(Bank of America N.A. LOC), 0.390%, 5/4/2016	550,000
3,000,000		School Project For Utility Rate Reduction, CA, (Series 2015), 0.52% RANs, 8/1/2016	3,000,000
7,850,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	7,850,000
8,000,000		Torrance, CA, 1.50% TRANs, 6/30/2016	8,015,396
3,580,000	[3,4]	Trustees of the California State University, Tender Option Bond Trust Receipts (2015-ZM0090) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	3,580,000
2,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.390%, 5/4/2016	2,500,000
11,885,000	[3,4]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C), 0.56% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 6/2/2016	11,885,000
2,185,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.470%, 5/5/2016	2,185,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	568,229,344
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	948,466
		TOTAL NET ASSETS—100%	$569,177,810
At April 30, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Semi-Annual Shareholder Report

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $293,903,000, which represented 51.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $293,903,000, which represented 51.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Period Ended 10/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.07%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5,6]	0.07%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[7]	0.98%[5]	1.08%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,064	$7,950
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to October 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.15% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.02%	0.03%	0.02%	0.03%	0.11%
Ratios to Average Net Assets:
Net expenses	0.12%[3,4]	0.08%	0.09%	0.16%	0.22%	0.27%
Net investment income	0.03%[3]	0.01%	0.01%	0.02%	0.02%	0.11%
Expense waiver/reimbursement[5]	0.42%[3]	0.51%	0.53%	0.43%	0.38%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$118,825	$147,528	$119,823	$156,765	$154,988	$233,240
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.12% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.02%	0.03%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.15%[3,4]	0.08%	0.09%	0.17%	0.22%	0.34%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.68%[3]	0.78%	0.76%	0.68%	0.62%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,495	$259,239	$64,173	$85,964	$126,610	$327,033
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.15% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.02%	0.03%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.10%[3,4]	0.08%	0.09%	0.16%	0.22%	0.35%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.97%[3]	1.00%	0.98%	0.88%	0.83%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,719	$114,582	$160,390	$174,069	$166,933	$166,756
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.10% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.02%	0.03%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.14%[3,4]	0.08%	0.09%	0.16%	0.22%	0.34%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	1.32%[3]	1.40%	1.38%	1.28%	1.23%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,018	$108,116	$89,717	$85,719	$96,277	$166,994
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.15% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.02%	0.03%	0.02%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.14%[3,4]	0.08%	0.09%	0.16%	0.23%	0.34%
Net investment income	0.02%[3]	0.01%	0.01%	0.02%	0.02%	0.03%
Expense waiver/reimbursement[5]	0.58%[3]	0.65%	0.63%	0.53%	0.48%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,057	$142,057	$156,390	$151,087	$208,071	$173,072
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.14% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$568,229,344
Cash		169,687
Income receivable		903,290
Prepaid expenses		1,870
TOTAL ASSETS		569,304,191
Liabilities:
Income distribution payable	$8,598
Payable to adviser (Note 4)	3,735
Payable for portfolio accounting fees	42,129
Payable for distribution services fee (Note 4)	13,632
Payable for other service fees (Note 4)	45,914
Payable for share registration costs	12,373
TOTAL LIABILITIES		126,381
Net assets for 568,979,841 shares outstanding		$569,177,810
Net Assets Consist of:
Paid-in capital		$568,979,806
Accumulated net realized gain on investments		198,018
Distributions in excess of net investment income		(14)
TOTAL NET ASSETS		$569,177,810
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$5,064,235 ÷ 5,062,356 shares outstanding, no par value, unlimited shares authorized		$1.00
Wealth Shares:
$118,825,057 ÷ 118,782,859 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$208,495,469 ÷ 208,423,283 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$23,718,909 ÷ 23,710,667 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$90,017,508 ÷ 89,986,977 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$123,056,632 ÷ 123,013,699 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$547,004
Expenses:
Investment adviser fee (Note 4)		$1,408,453
Administrative fee (Note 4)		275,353
Custodian fees		12,003
Transfer agent fee (Note 2)		199,791
Directors'/Trustees' fees (Note 4)		2,895
Auditing fees		10,567
Legal fees		7,332
Portfolio accounting fees		94,240
Distribution services fee (Note 4)		374,478
Other service fees (Notes 2 and 4)		560,583
Share registration costs		54,732
Printing and postage		17,780
Miscellaneous (Note 4)		10,098
TOTAL EXPENSES		3,028,305
Waivers, Reimbursements and Reduction
Waiver of investment adviser fee (Note 4)	$(1,408,453)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,134,623)
Reduction of custodian fees (Note 5)	(381)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(2,543,457)
Net expenses			484,848
Net investment income			62,156
Net realized gain on investments			198,028
Change in net assets resulting from operations			$260,184
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,156	$62,189
Net realized gain on investments	198,028	527,331
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	260,184	589,520
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(300)	(264)
Wealth Shares	(31,520)	(11,790)
Service Shares	(11,554)	(12,401)
Cash II Shares	(3,079)	(13,759)
Cash Series Shares	(5,092)	(9,929)
Capital Shares	(10,625)	(14,032)
Distributions from net realized gain on investments
Investment Shares	(4,239)	—
Wealth Shares	(123,282)	(17,935)
Service Shares	(157,049)	(9,582)
Cash II Shares	(78,439)	(22,469)
Cash Series Shares	(72,154)	(22,803)
Capital Shares	(92,172)	(12,857)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(589,505)	(147,821)
Share Transactions:
Proceeds from sale of shares	846,426,891	1,265,315,852
Net asset value of shares issued to shareholders in payment of distributions declared	473,892	119,411
Cost of shares redeemed	(1,056,867,244)	(1,076,895,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(209,966,461)	188,539,382
Change in net assets	(210,295,782)	188,981,081
Net Assets:
Beginning of period	779,473,592	590,492,511
End of period (including undistributed (distributions in excess of) net investment income of $(14) and $0, respectively)	$569,177,810	$779,473,592
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective June 2, 2015, the Fund began offering Investment Shares.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
Semi-Annual Shareholder Report

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets; except that Service Shares, Wealth Shares, Cash II Shares, Capital Shares, Cash Series Shares and Investment Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers, reimbursements and reduction of $2,543,457 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Investment Shares	$3,082	$(402)	$(2,035)
Service Shares	58,517	(11,102)	(44,057)
Wealth Shares	12,250	(2,461)	(7,119)
Cash II Shares	29,718	—	(28,860)
Capital Shares	51,222	—	(49,488)
Cash Series Shares	45,002	—	(43,525)
TOTAL	$199,791	$(13,965)	(175,084)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Wealth Shares, Cash II Shares, Capital Shares, Cash Series Shares and Investment Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder
Semi-Annual Shareholder Report

accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$7,487	$—	$(7,487)
Service Shares	288,985	—	(260,352)
Cash II Shares	76,872	(513)	(76,306)
Capital Shares	59,951	—	(48,339)
Cash Series Shares	127,288	—	(127,289)
TOTAL	$560,583	$(513)	$(519,773)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Semi-Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Period Ended 10/31/2015[1]
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	8,040,321	$8,040,321	22,641,439	$22,641,439
Shares issued to shareholders in payment of distributions declared	4,493	4,493	245	245
Shares redeemed	(10,927,698)	(10,927,698)	(14,696,444)	(14,696,444)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(2,882,884)	$(2,882,884)	7,945,240	$7,945,240

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	504,113,544	$504,113,544	398,854,798	$398,854,798
Shares issued to shareholders in payment of distributions declared	97,283	97,283	13,544	13,544
Shares redeemed	(532,860,444)	(532,860,444)	(371,240,719)	(371,240,719)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(28,649,617)	$(28,649,617)	27,627,623	$27,627,623

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	172,962,611	$172,962,611	478,471,132	$478,471,132
Shares issued to shareholders in payment of distributions declared	112,640	112,640	11,399	11,399
Shares redeemed	(223,710,955)	(223,710,955)	(283,587,399)	(283,587,399)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(50,635,704)	$(50,635,704)	194,895,132	$194,895,132
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	16,791,529	$16,791,529	130,724,741	$130,724,741
Shares issued to shareholders in payment of distributions declared	81,509	81,509	36,170	36,170
Shares redeemed	(107,667,682)	(107,667,682)	(176,622,536)	(176,622,536)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(90,794,644)	$(90,794,644)	(45,861,625)	$(45,861,625)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	42,330,585	$42,330,585	124,533,684	$124,533,684
Shares issued to shareholders in payment of distributions declared	76,633	76,633	22,674	22,674
Shares redeemed	(60,461,949)	(60,461,949)	(106,218,313)	(106,218,313)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(18,054,731)	$(18,054,731)	18,338,045	$18,338,045

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	102,188,301	$102,188,301	110,090,058	$110,090,058
Shares issued to shareholders in payment of distributions declared	101,334	101,334	35,379	35,379
Shares redeemed	(121,238,516)	(121,238,516)	(124,530,470)	(124,530,470)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,948,881)	$(18,948,881)	(14,405,033)	$(14,405,033)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(209,966,461)	$(209,966,461)	188,539,382	$188,539,382
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to October 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $1,408,453, voluntarily reimbursed $13,965 of transfer agent fees and voluntarily reimbursed $66,088 of other operating expenses.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$7,487	$(7,276)
Cash II Shares	61,497	(58,423)
Cash Series Shares	305,494	(293,501)
TOTAL	$374,478	$(359,200)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC did not retain any fees paid by the Fund.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $513 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.80%, 0.27%, 0.52%, 0.67%, 1.02% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $339,975,000 and $458,492,500, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $381 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 53.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.6% of total investments.
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.70	$0.75[1,2]
Wealth Shares	$1,000	$1,000.90	$0.60[3]
Service Shares	$1,000	$1,000.70	$0.75[4]
Cash II Shares	$1,000	$1,000.70	$0.50[5]
Cash Series Shares	$1,000	$1,000.70	$0.70[6]
Capital Shares	$1,000	$1,000.80	$0.70[7]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.12	$0.75[1,2]
Wealth Shares	$1,000	$1,024.27	$0.60[3]
Service Shares	$1,000	$1,024.12	$0.75[4]
Cash II Shares	$1,000	$1,024.37	$0.50[5]
Cash Series Shares	$1,000	$1,024.17	$0.70[6]
Capital Shares	$1,000	$1,024.17	$0.70[7]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.15%
Wealth Shares	0.12%
Service Shares	0.15%
Cash II Shares	0.10%
Cash Series Shares	0.14%
Capital Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares current Fee Limit of 0.80% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.98 and $4.02 respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.34 and $1.36, respectively.
Semi-Annual Shareholder Report

4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.52% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.59 and $2.61, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.33 and $3.37, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.37% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.84 and $1.86, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
federated california municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919692
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	65.6%
Municipal Notes	25.4%
Commercial Paper	8.8%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.5%
8-30 Days	0.0%
31-90 Days	27.0%
91-180 Days	2.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		California—99.8%
$2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.510%, 5/5/2016	$2,500,000
2,130,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.520%, 5/5/2016	2,130,000
9,960,000	[3,4]	Alvord, CA USD, Floater Certificates (Series 2008-3306) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.560%, 5/5/2016	9,960,000
23,300,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2016	23,300,000
7,635,000		California Education Notes Program, (Series A), 2.00% TRANs, 6/30/2016	7,655,936
50,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.440%, 5/5/2016	50,000
6,575,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Comerica Bank LOC), 0.510%, 5/5/2016	6,575,000
1,500,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.420%, 5/4/2016	1,500,000
7,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	7,000,000
4,715,000	[3,4]	California Health Facilities Financing Authority, Tender Option Bond Trust Certificates (2015-ZM0102) Weekly VRDNs (Sutter Health)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	4,715,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.510%, 5/5/2016	4,000,000
10,745,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.500%, 5/2/2016	10,745,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.510%, 5/5/2016	3,010,000
2,815,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.470%, 5/5/2016	2,815,000
1,995,000		California Infrastructure & Economic Development Bank, (Series 2015) Weekly VRDNs (Guided Discoveries, Inc.)/(Comerica Bank LOC), 0.510%, 5/5/2016	1,995,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$20,290,000		California Municipal Finance Authority, (Series 2010A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.510%, 5/5/2016	$20,290,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.470%, 5/5/2016	2,000,000
10,000,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.280%, 5/2/2016	10,000,000
2,095,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(MUFG Union Bank, N.A. LOC), 0.420%, 5/4/2016	2,095,000
1,690,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.520%, 5/4/2016	1,690,000
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	11,910,000
5,293,000	[3,4]	California State Public Works Board, Tender Option Bond Trust Receipts (2016-XG0003) Weekly VRDNs (University of California (The Regents of))/(Bank of America N.A. LIQ), 0.430%, 5/5/2016	5,293,000
8,000,000		California State, (Series 2003A-3) Daily VRDNs (Bank of Montreal LOC), 0.230%, 5/2/2016	8,000,000
11,000,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	11,000,000
4,100,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.490%, 5/5/2016	4,100,000
900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.510%, 5/5/2016	900,000
4,500,000		California Statewide Communities Development Authority, (Series 2004) Weekly VRDNs (Chabad of California)/(Comerica Bank LOC), 0.420%, 5/5/2016	4,500,000
8,800,000		California Statewide Communities Development Authority, (Series 2004K), 0.21% CP (Kaiser Permanente), Mandatory Tender 5/4/2016	8,800,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.470%, 5/5/2016	12,000,000
9,300,000		California Statewide Communities Development Authority, (Series 2008C), 0.25% CP (Kaiser Permanente), Mandatory Tender 6/16/2016	9,300,000
10,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/4/2016	10,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,445,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.510%, 5/5/2016	$2,445,000
7,000,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.47% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 7/1/2016	7,000,000
20,000,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.49% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ) 5/2/2016	20,000,000
5,760,000	[3,4]	California Statewide Communities Development Authority, Tender Option Bond Trust Certificates (2015-XF1035) Weekly VRDNs (Buck Institute for Research on Aging)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	5,760,000
9,995,000	[3,4]	Chula Vista, CA, Stage Trust (Series 2009-28C), 0.56% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2016	9,995,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-46 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.450%, 5/5/2016	23,135,000
4,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-61 Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	4,440,000
24,330,000	[3,4]	Coast CCD, CA, GS Trust (Series 36TPZ), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 7/13/2016	24,330,000
10,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), 0.49% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 7/6/2016	10,000,000
9,960,000	[3,4]	East Side, CA Union High School District, Stage Trust (Series 2011-120C), 0.56% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/7/2016	9,960,000
4,465,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Bank of America N.A. LOC), 0.390%, 5/4/2016	4,465,000
4,590,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(MUFG Union Bank, N.A. LOC), 0.390%, 5/4/2016	4,590,000
10,250,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 5/5/2016	10,250,000
2,825,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.470%, 5/5/2016	2,825,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$13,915,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	$13,915,000
3,650,000		Lancaster, CA School District, 2.00% TRANs, 6/30/2016	3,660,461
5,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 0.51% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 6/16/2016	5,000,000
4,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, RBC Muni Trust (Series E-63), 0.51% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 6/1/2016	4,995,000
2,500,000		Los Angeles County, CA Schools Financing Program, (Series A-3), 2.00% TRANs, 6/30/2016	2,506,653
5,000,000		Los Angeles County, CA, 5.00% TRANs, 6/30/2016	5,038,490
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	14,000,000
1,500,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-3) Daily VRDNs (Barclays Bank PLC LIQ), 0.230%, 5/2/2016	1,500,000
6,670,000	[3,4]	Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	6,670,000
1,650,000		Moorpark, CA USD, (Series A), 2.00% TRANs, 6/30/2016	1,654,729
15,010,000		Napa Valley, CA USD, 1.00% TRANs, 6/30/2016	15,029,679
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	16,000,000
17,800,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs (Deutsche Bank Trust Co. Americas LIQ), 0.500%, 5/5/2016	17,800,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	10,125,000
7,155,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.530%, 5/5/2016	7,155,000
14,905,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.440%, 5/5/2016	14,905,000
7,500,000	[3,4]	Riverside County, CA, Tender Option Bond Trust Certificates (2015-XF1020) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.510%, 5/5/2016	7,500,000
1,150,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.420%, 5/5/2016	1,150,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.56% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/7/2016	9,945,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,500,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.420%, 5/4/2016	$5,500,000
15,590,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	15,590,000
550,000		Santa Clara County, CA Financing Authority, (2008 Series M) Weekly VRDNs (Santa Clara County, CA)/(Bank of America N.A. LOC), 0.390%, 5/4/2016	550,000
3,000,000		School Project For Utility Rate Reduction, CA, (Series 2015), 0.52% RANs, 8/1/2016	3,000,000
7,850,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	7,850,000
8,000,000		Torrance, CA, 1.50% TRANs, 6/30/2016	8,015,396
3,580,000	[3,4]	Trustees of the California State University, Tender Option Bond Trust Receipts (2015-ZM0090) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	3,580,000
2,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.390%, 5/4/2016	2,500,000
11,885,000	[3,4]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C), 0.56% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 6/2/2016	11,885,000
2,185,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.470%, 5/5/2016	2,185,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	568,229,344
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	948,466
		TOTAL NET ASSETS—100%	$569,177,810
At April 30, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
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Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $293,903,000, which represented 51.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $293,903,000, which represented 51.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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7

The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.02%	0.03%	0.02%	0.03%	0.11%
Ratios to Average Net Assets:
Net expenses	0.12%[3,4]	0.08%	0.09%	0.16%	0.22%	0.27%
Net investment income	0.03%[3]	0.01%	0.01%	0.02%	0.02%	0.11%
Expense waiver/reimbursement[5]	0.42%[3]	0.51%	0.53%	0.43%	0.38%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$118,825	$147,528	$119,823	$156,765	$154,988	$233,240
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.12% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$568,229,344
Cash		169,687
Income receivable		903,290
Prepaid expenses		1,870
TOTAL ASSETS		569,304,191
Liabilities:
Income distribution payable	$8,598
Payable to adviser (Note 4)	3,735
Payable for portfolio accounting fees	42,129
Payable for distribution services fee (Note 4)	13,632
Payable for other service fees (Note 4)	45,914
Payable for share registration costs	12,373
TOTAL LIABILITIES		126,381
Net assets for 568,979,841 shares outstanding		$569,177,810
Net Assets Consist of:
Paid-in capital		$568,979,806
Accumulated net realized gain on investments		198,018
Distributions in excess of net investment income		(14)
TOTAL NET ASSETS		$569,177,810
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$5,064,235 ÷ 5,062,356 shares outstanding, no par value, unlimited shares authorized		$1.00
Wealth Shares:
$118,825,057 ÷ 118,782,859 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$208,495,469 ÷ 208,423,283 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$23,718,909 ÷ 23,710,667 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$90,017,508 ÷ 89,986,977 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$123,056,632 ÷ 123,013,699 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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10

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$547,004
Expenses:
Investment adviser fee (Note 4)		$1,408,453
Administrative fee (Note 4)		275,353
Custodian fees		12,003
Transfer agent fee (Note 2)		199,791
Directors'/Trustees' fees (Note 4)		2,895
Auditing fees		10,567
Legal fees		7,332
Portfolio accounting fees		94,240
Distribution services fee (Note 4)		374,478
Other service fees (Notes 2 and 4)		560,583
Share registration costs		54,732
Printing and postage		17,780
Miscellaneous (Note 4)		10,098
TOTAL EXPENSES		3,028,305
Waivers, Reimbursements and Reduction
Waiver of investment adviser fee (Note 4)	$(1,408,453)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,134,623)
Reduction of custodian fees (Note 5)	(381)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(2,543,457)
Net expenses			484,848
Net investment income			62,156
Net realized gain on investments			198,028
Change in net assets resulting from operations			$260,184
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,156	$62,189
Net realized gain on investments	198,028	527,331
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	260,184	589,520
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(300)	(264)
Wealth Shares	(31,520)	(11,790)
Service Shares	(11,554)	(12,401)
Cash II Shares	(3,079)	(13,759)
Cash Series Shares	(5,092)	(9,929)
Capital Shares	(10,625)	(14,032)
Distributions from net realized gain on investments
Investment Shares	(4,239)	—
Wealth Shares	(123,282)	(17,935)
Service Shares	(157,049)	(9,582)
Cash II Shares	(78,439)	(22,469)
Cash Series Shares	(72,154)	(22,803)
Capital Shares	(92,172)	(12,857)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(589,505)	(147,821)
Share Transactions:
Proceeds from sale of shares	846,426,891	1,265,315,852
Net asset value of shares issued to shareholders in payment of distributions declared	473,892	119,411
Cost of shares redeemed	(1,056,867,244)	(1,076,895,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(209,966,461)	188,539,382
Change in net assets	(210,295,782)	188,981,081
Net Assets:
Beginning of period	779,473,592	590,492,511
End of period (including undistributed (distributions in excess of) net investment income of $(14) and $0, respectively)	$569,177,810	$779,473,592
See Notes which are an integral part of the Financial Statements
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12

Notes to Financial Statements
April 30, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective June 2, 2015, the Fund began offering Investment Shares.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
Semi-Annual Shareholder Report
13

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets; except that Service Shares, Wealth Shares, Cash II Shares, Capital Shares, Cash Series Shares and Investment Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers, reimbursements and reduction of $2,543,457 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Investment Shares	$3,082	$(402)	$(2,035)
Service Shares	58,517	(11,102)	(44,057)
Wealth Shares	12,250	(2,461)	(7,119)
Cash II Shares	29,718	—	(28,860)
Capital Shares	51,222	—	(49,488)
Cash Series Shares	45,002	—	(43,525)
TOTAL	$199,791	$(13,965)	(175,084)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Wealth Shares, Cash II Shares, Capital Shares, Cash Series Shares and Investment Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder
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accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$7,487	$—	$(7,487)
Service Shares	288,985	—	(260,352)
Cash II Shares	76,872	(513)	(76,306)
Capital Shares	59,951	—	(48,339)
Cash Series Shares	127,288	—	(127,289)
TOTAL	$560,583	$(513)	$(519,773)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Period Ended 10/31/2015[1]
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	8,040,321	$8,040,321	22,641,439	$22,641,439
Shares issued to shareholders in payment of distributions declared	4,493	4,493	245	245
Shares redeemed	(10,927,698)	(10,927,698)	(14,696,444)	(14,696,444)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(2,882,884)	$(2,882,884)	7,945,240	$7,945,240

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	504,113,544	$504,113,544	398,854,798	$398,854,798
Shares issued to shareholders in payment of distributions declared	97,283	97,283	13,544	13,544
Shares redeemed	(532,860,444)	(532,860,444)	(371,240,719)	(371,240,719)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(28,649,617)	$(28,649,617)	27,627,623	$27,627,623

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	172,962,611	$172,962,611	478,471,132	$478,471,132
Shares issued to shareholders in payment of distributions declared	112,640	112,640	11,399	11,399
Shares redeemed	(223,710,955)	(223,710,955)	(283,587,399)	(283,587,399)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(50,635,704)	$(50,635,704)	194,895,132	$194,895,132
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	16,791,529	$16,791,529	130,724,741	$130,724,741
Shares issued to shareholders in payment of distributions declared	81,509	81,509	36,170	36,170
Shares redeemed	(107,667,682)	(107,667,682)	(176,622,536)	(176,622,536)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(90,794,644)	$(90,794,644)	(45,861,625)	$(45,861,625)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	42,330,585	$42,330,585	124,533,684	$124,533,684
Shares issued to shareholders in payment of distributions declared	76,633	76,633	22,674	22,674
Shares redeemed	(60,461,949)	(60,461,949)	(106,218,313)	(106,218,313)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(18,054,731)	$(18,054,731)	18,338,045	$18,338,045

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	102,188,301	$102,188,301	110,090,058	$110,090,058
Shares issued to shareholders in payment of distributions declared	101,334	101,334	35,379	35,379
Shares redeemed	(121,238,516)	(121,238,516)	(124,530,470)	(124,530,470)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,948,881)	$(18,948,881)	(14,405,033)	$(14,405,033)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(209,966,461)	$(209,966,461)	188,539,382	$188,539,382
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to October 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $1,408,453, voluntarily reimbursed $13,965 of transfer agent fees and voluntarily reimbursed $66,088 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$7,487	$(7,276)
Cash II Shares	61,497	(58,423)
Cash Series Shares	305,494	(293,501)
TOTAL	$374,478	$(359,200)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC did not retain any fees paid by the Fund.
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Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $513 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.80%, 0.27%, 0.52%, 0.67%, 1.02% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $339,975,000 and $458,492,500, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $381 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 53.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.6% of total investments.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,000.90	$0.60
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.27	$0.60
1	Expenses are equal to the Fund's annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.34 and $1.36, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
federated california municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
35087 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Service	FCTXX
Cash Series	CTCXX

Federated Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.3%
Municipal Notes	31.5%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.3%
8-30 Days	3.4%
31-90 Days	11.7%
91-180 Days	13.6%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Connecticut—99.8%
$750,000		Ansonia, CT, (Lot A), 1.25% BANs, 5/23/2016	$750,337
3,100,000		Beacon Falls, CT, 2.00% BANs, 7/28/2016	3,110,429
2,900,000		Berlin, CT, 1.50% BANs, 5/19/2016	2,901,662
3,155,000		Brooklyn, CT, 1.25% BANs, 8/10/2016	3,160,622
2,500,000		Burlington, CT, 1.25% BANs, 7/25/2016	2,504,332
4,900,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.410%, 5/4/2016	4,900,000
4,000,000		Connecticut Health and Educational Facilities Authority, (Series O) Weekly VRDNs (Yale-New Haven Hospital)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/4/2016	4,000,000
9,510,000	[3,4]	Connecticut Municipal Electric Energy Cooperative, SPEARs (Series DBE-1164) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.550%, 5/5/2016	9,510,000
5,710,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.410%, 5/5/2016	5,710,000
4,505,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.410%, 5/4/2016	4,505,000
2,915,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.440%, 5/5/2016	2,915,000
5,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.400%, 5/5/2016	5,800,000
2,705,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Bank, N.A. LOC), 0.440%, 5/4/2016	2,705,000
1,485,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Bank, N.A. LOC), 0.420%, 5/5/2016	1,485,000
1,900,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.420%, 5/4/2016	1,900,000
3,800,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.440%, 5/5/2016	3,800,000
6,700,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/4/2016	6,700,000
2,700,000		Connecticut State HEFA, (Series V-1) Daily VRDNs (Yale University), 0.210%, 5/2/2016	2,700,000
1,550,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.410%, 5/5/2016	1,550,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—continued
$1,415,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.370%, 5/5/2016	$1,415,000
3,305,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.410%, 5/5/2016	3,305,000
5,000,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.490%, 5/5/2016	5,000,000
3,090,000	[3,4]	Connecticut State, Tender Option Bond Trust Certificates (2015-YX002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.460%, 5/5/2016	3,090,000
2,000,000	[3,4]	Connecticut State, Tender Option Bond Trust Receipts (2015-XF0222) Weekly VRDNs (TD Bank, N.A. LIQ), 0.440%, 5/5/2016	2,000,000
740,000		East Lyme, CT, 1.25% BANs, 7/21/2016	741,222
1,900,000		East Windsor, CT, 1.00% BANs, 10/27/2016	1,902,773
1,100,000		Easton, CT, 2.00% BANs, 12/14/2016	1,110,416
1,000,000		Essex, CT, 1.25% BANs, 8/19/2016	1,002,553
810,000		Lisbon, CT, 1.25% BANs, 8/12/2016	811,589
1,193,000		Litchfield, CT, 1.00% BANs, 8/11/2016	1,194,500
2,000,000		Preston, CT, 1.25% BANs, 6/15/2016	2,002,081
4,190,000		Putnam, CT, 1.25% BANs, 7/1/2016	4,194,535
4,770,000		Regional School District No. 9, CT, 1.50% BANs, 10/5/2016	4,786,295
2,000,000		Stafford, CT, 2.00% BANs, 8/3/2016	2,007,425
1,500,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,503,727
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	106,674,498
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	258,186
		TOTAL NET ASSETS—100%	$106,932,684
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Semi-Annual Shareholder Report
3

At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $19,600,000, which represented 18.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $19,600,000, which represented 18.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.01%	0.01%	0.01%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses	0.23%[3]	0.12%	0.14%	0.20%	0.28%	0.36%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.74%[3]	0.84%	0.80%	0.72%	0.72%	0.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,294	$27,515	$36,809	$35,666	$59,039	$50,193
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.01%	0.01%	0.01%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.12%	0.14%	0.20%	0.28%	0.35%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.35%[3]	1.44%	1.40%	1.36%	1.33%	1.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,639	$77,858	$75,175	$90,468	$62,695	$48,957
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$106,674,498
Cash		2,592
Income receivable		285,244
Receivable for shares sold		9,654
TOTAL ASSETS		106,971,988
Liabilities:
Payable for shares redeemed	$7,130
Income distribution payable	113
Payable to adviser (Note 4)	3,042
Payable for portfolio accounting fees	17,271
Payable for other service fees	3,099
Payable for share registration costs	8,447
Accrued expenses (Note 4)	202
TOTAL LIABILITIES		39,304
Net assets for 106,932,760 shares outstanding		$106,932,684
Net Assets Consist of:
Paid-in capital		$106,932,671
Undistributed net investment income		13
TOTAL NET ASSETS		$106,932,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$36,293,717 ÷ 36,293,801 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$70,638,967 ÷ 70,638,959 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$135,862
Expenses:
Investment adviser fee (Note 4)		$232,733
Administrative fee (Note 4)		45,499
Custodian fees		2,321
Transfer agent fee		43,340
Directors'/Trustees' fees (Note 4)		556
Auditing fees		9,746
Legal fees		3,177
Portfolio accounting fees		37,384
Distribution services fee (Note 4)		243,016
Other service fees (Note 2)		145,169
Share registration costs		26,848
Printing and postage		12,535
Miscellaneous (Note 4)		3,815
TOTAL EXPENSES		806,139
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(232,733)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(443,355)
TOTAL WAIVERS AND REIMBURSEMENT		(676,088)
Net expenses			130,051
Net investment income			5,811
Change in net assets resulting from operations			$5,811
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,811	$11,421
Net realized gain on investments	—	59,652
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,811	71,073
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(1,749)	(3,355)
Cash Series Shares	(4,051)	(8,071)
Distributions from net realized gain on investments
Service Shares	(15,955)	(121)
Cash Series Shares	(43,697)	(250)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,452)	(11,797)
Share Transactions:
Proceeds from sale of shares	153,836,092	254,559,970
Net asset value of shares issued to shareholders in payment of distributions declared	60,599	10,917
Cost of shares redeemed	(152,277,550)	(261,241,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,619,141	(6,670,229)
Change in net assets	1,559,500	(6,610,953)
Net Assets:
Beginning of period	105,373,184	111,984,137
End of period (including undistributed net investment income of $13 and $2, respectively)	$106,932,684	$105,373,184
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Connecticut Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
10

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $676,088 are disclosed in various locations in this Note 2 and Note 4.
For the six months ended April 30, 2016, unaffiliated third parties waived $36,522 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$43,912	$(41,866)
Cash Series Shares	101,257	(101,257)
TOTAL	$145,169	$(143,123)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
11

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	33,881,841	$33,881,841	41,273,734	$41,273,734
Shares issued to shareholders in payment of distributions declared	13,059	13,059	2,622	2,622
Shares redeemed	(25,101,185)	(25,101,185)	(50,584,876)	(50,584,876)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	8,793,715	$8,793,715	(9,308,520)	$(9,308,520)
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	119,954,251	$119,954,251	213,286,236	$213,286,236
Shares issued to shareholders in payment of distributions declared	47,540	47,540	8,295	8,295
Shares redeemed	(127,176,365)	(127,176,365)	(210,656,240)	(210,656,240)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,174,574)	$(7,174,574)	2,638,291	$2,638,291
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,619,141	$1,619,141	(6,670,229)	$(6,670,229)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $232,733 and voluntarily reimbursed $20,694 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may
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incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$243,016	$(243,016)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.68% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $44,915,000 and $51,900,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 49.5% of the securities in the portfolio of
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investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.0% of total investments.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.60	$1.14[2]
Cash Series Shares	$1,000	$1,000.60	$1.09[3]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,023.72	$1.16[2]
Cash Series Shares	$1,000	$1,023.77	$1.11[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.23%
Cash Series Shares	0.22%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.68% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.38 and $3.42, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.02 and $5.07, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated CONNECTICUT Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Connecticut Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N559
CUSIP 608919601
0052406 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	FLMXX
Cash II	FLCXX
Cash Series	FLSXX

Federated Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	87.3%
Municipal Notes	12.7%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	93.4%
8-30 Days	2.8%
31-90 Days	2.1%
91-180 Days	1.7%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.01%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1,2]
		Florida—88.5%
$3,540,000		Alachua County, FL HFA, (Series 2006) Weekly VRDNs (Santa Fe I Apartments)/(Citibank NA, New York LOC), 0.460%, 5/4/2016	$3,540,000
1,600,000		Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.430%, 5/5/2016	1,600,000
7,840,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.540%, 5/5/2016	7,840,000
5,790,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.440%, 5/5/2016	5,790,000
1,700,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.510%, 5/5/2016	1,700,000
7,275,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.460%, 5/4/2016	7,275,000
4,000,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.480%, 5/4/2016	4,000,000
2,000,000		Jacksonville, FL PCR, (Series 1995) Daily VRDNs (Florida Power & Light Co.), 0.300%, 5/2/2016	2,000,000
8,700,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.470%, 5/4/2016	8,700,000
4,275,000	[3,4]	Miami-Dade County, FL Aviation, PUTTERs (Series 3706) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 5/5/2016	4,275,000
7,250,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/4/2016	7,250,000
2,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada LOC), 0.480%, 5/4/2016	2,500,000
3,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-64), 0.54% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 7/1/2016	3,000,000
2,500,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-66), 0.56% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/2/2016	2,500,000
3,000,000		Orange County, FL HFA, (Series 2007A) Weekly VRDNs (Marbella Pointe)/(FHLB of San Francisco LOC), 0.460%, 5/5/2016	3,000,000
1,750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.470%, 5/4/2016	1,750,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$4,200,000	[3,4]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2016	$4,200,000
6,175,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.56% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/2/2016	6,175,000
1,335,000	[3,4]	Orlando, FL Contract Tourist Development, Floater Certificates (Series 2014-0001) Weekly VRDNs (Orlando, FL)/(Credit Suisse AG LIQ), 0.460%, 5/5/2016	1,335,000
7,450,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.510%, 5/5/2016	7,450,000
2,075,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(PNC Bank, N.A. LOC), 0.540%, 5/5/2016	2,075,000
8,360,000	[3,4]	South Miami, FL Health Facilities Authority, Tender Option Bond Trust Certificates (2015-XF1000) Weekly VRDNs (Baptist Health System of South Florida)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	8,360,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.510%, 5/5/2016	4,730,000
6,760,000	[3,4]	Tampa-Hillsborough County, FL Expressway Authority, SPEARs (Series DBE-1132) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.610%, 5/5/2016	6,760,000
10,980,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	10,980,000
4,050,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 5/5/2016	4,050,000
3,300,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/4/2016	3,300,000
		TOTAL	126,135,000
		Illinois—4.5%
3,500,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.690%, 5/5/2016	3,500,000
2,910,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.520%, 5/5/2016	2,910,000
		TOTAL	6,410,000
		New Jersey—7.0%
2,392,097		Little Ferry Boro, NJ, 1.25% BANs, 7/29/2016	2,395,932
3,285,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.800%, 5/5/2016	3,285,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$250,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-1138X) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.540%, 5/5/2016	$250,000
4,000,000		West Orange Township, NJ, 1.25% BANs, 5/18/2016	4,001,206
		TOTAL	9,932,138
		TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	142,477,138
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(33,419)
		TOTAL NET ASSETS—100%	$142,443,719
Securities that are subject to the federal alternative minimum tax (AMT) represent 30.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $44,695,000, which represented 31.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $44,695,000, which represented 31.4% of total net assets.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.06%	0.02%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.14%	0.18%	0.25%	0.35%	0.47%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.70%[3]	0.78%	0.73%	0.62%	0.54%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,581	$46,703	$43,994	$68,590	$83,187	$100,630
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.06%	0.02%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.13%	0.18%	0.25%	0.34%	0.48%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.00%[3]	1.07%	1.02%	0.91%	0.84%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,159	$13,767	$25,401	$27,832	$61,427	$37,088
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.06%	0.02%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.14%	0.18%	0.25%	0.35%	0.47%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.34%[3]	1.43%	1.37%	1.27%	1.19%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,704	$77,196	$76,393	$67,173	$63,721	$76,547
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$142,477,138
Income receivable		101,018
Receivable for shares sold		111,529
Prepaid expenses		838
TOTAL ASSETS		142,690,523
Liabilities:
Payable for shares redeemed	$111,530
Bank overdraft	84,284
Income distribution payable	243
Payable to adviser (Note 4)	1,590
Payable for portfolio accounting fees	19,619
Payable for distribution services fee (Note 4)	3,926
Payable for other service fees (Notes 2 and 4)	9,808
Payable for share registration costs	15,804
TOTAL LIABILITIES		246,804
Net assets for 142,443,732 shares outstanding		$142,443,719
Net Assets Consist of:
Paid-in capital		$142,443,732
Accumulated net realized gain on investments		41
Distributions in excess of net investment income		(54)
TOTAL NET ASSETS		$142,443,719
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$55,580,759 ÷ 55,580,764 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$7,159,259 ÷ 7,159,260 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$79,703,701 ÷ 79,703,708 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$163,843
Expenses:
Investment adviser fee (Note 4)		$295,030
Administrative fee (Note 4)		57,678
Custodian fees		2,961
Transfer agent fee		55,950
Directors'/Trustees' fees (Note 4)		673
Auditing fees		9,746
Legal fees		3,594
Portfolio accounting fees		42,747
Distribution services fee (Note 4)		263,573
Other service fees (Notes 2 and 4)		172,985
Share registration costs		32,590
Printing and postage		13,976
Miscellaneous (Note 4)		4,525
TOTAL EXPENSES		956,028
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(295,030)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(504,477)
TOTAL WAIVERS AND REIMBURSEMENTS		(799,507)
Net expenses			156,521
Net investment income			7,322
Net realized gain on investments			42
Change in net assets resulting from operations			$7,364
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,322	$15,546
Net realized gain on investments	42	47,589
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,364	63,135
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(2,697)	(5,444)
Cash II Shares	(489)	(2,197)
Cash Series Shares	(4,190)	(7,900)
Distributions from net realized gain on investments
Wealth Shares	(16,510)	(26,435)
Cash II Shares	(4,774)	(13,307)
Cash Series Shares	(26,304)	(39,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(54,964)	(95,209)
Share Transactions:
Proceeds from sale of shares	203,869,608	403,380,542
Net asset value of shares issued to shareholders in payment of distributions declared	47,453	83,140
Cost of shares redeemed	(199,091,537)	(411,553,787)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,825,524	(8,090,105)
Change in net assets	4,777,924	(8,122,179)
Net Assets:
Beginning of period	137,665,795	145,787,974
End of period (including distributions in excess of net investment income of $(54) and $(19), respectively)	$142,443,719	$137,665,795
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Florida Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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12

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Cash II Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $799,507 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2016, unaffiliated third parties waived $51,813 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Wealth Shares	$56,050	$(2,847)	$(49,439)
Cash II Shares	12,194	(150)	(12,044)
Cash Series Shares	104,741	—	(104,741)
TOTAL	$172,985	$(2,997)	$(166,224)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
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13

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	69,391,609	$69,391,609	118,456,565	$118,456,565
Shares issued to shareholders in payment of distributions declared	11,746	11,746	20,156	20,156
Shares redeemed	(60,509,441)	(60,509,441)	(115,759,745)	(115,759,745)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	8,893,914	$8,893,914	2,716,976	$2,716,976
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	6,886,123	$6,886,123	35,031,089	$35,031,089
Shares issued to shareholders in payment of distributions declared	5,263	5,263	15,491	15,491
Shares redeemed	(13,494,483)	(13,494,483)	(46,671,400)	(46,671,400)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(6,603,097)	$(6,603,097)	(11,624,820)	$(11,624,820)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Share sold	127,591,876	$127,591,876	249,892,888	$249,892,888
Shares issued to shareholders in payment of distributions declared	30,444	30,444	47,493	47,493
Shares redeemed	(125,087,613)	(125,087,613)	(249,122,642)	(249,122,642)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,534,707	$2,534,707	817,739	$817,739
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,825,524	$4,825,524	(8,090,105)	$(8,090,105)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $295,030 and voluntarily reimbursed $23,909 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Wealth Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Wealth Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$12,194	$(11,887)
Cash Series Shares	251,379	(247,647)
TOTAL	$263,573	$(259,534)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur a distribution service fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $2,997 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC), on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.88% and 1.03% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $94,585,000 and $81,010,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 80.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.0% of total investments.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.40	$1.09[2]
Cash II Shares	$1,000	$1,000.40	$0.94[3]
Cash Series Shares	$1,000	$1,000.40	$1.04[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.77	$1.11[2]
Cash II Shares	$1,000	$1,023.92	$0.96[3]
Cash Series Shares	$1,000	$1,023.82	$1.06[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.22%
Cash II Shares	0.19%
Cash Series Shares	0.21%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.62% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.08 and $3.12, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.88% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.38 and $4.42, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.03% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.12 and $5.17, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Florida Municipal Cash Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Florida Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N336
CUSIP 60934N344
CUSIP 608919700
G00827-02 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Institutional	FFTXX
Premier	FTFXX

Federated Institutional Tax-Free Cash Trust
(formerly, Federated Tax-Free Trust)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	99.4%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.4%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.4%[1,2]
	Alabama—4.8%
$900,000	Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.440%, 5/4/2016	$900,000
1,670,000	Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.450%, 5/5/2016	1,670,000
	TOTAL	2,570,000
	Alaska—2.4%
1,260,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 5/5/2016	1,260,000
	California—0.9%
500,000	California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.420%, 5/4/2016	500,000
	Georgia—2.1%
1,100,000	Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	1,100,000
	Illinois—10.5%
2,000,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.450%, 5/4/2016	2,000,000
2,995,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.420%, 5/5/2016	2,995,000
580,000	Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.420%, 5/5/2016	580,000
	TOTAL	5,575,000
	Iowa—2.8%
1,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.470%, 5/5/2016	1,500,000
	Kansas—3.9%
2,100,000	Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.430%, 5/4/2016	2,100,000
	Maryland—1.6%
850,000	Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.470%, 5/5/2016	850,000
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Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—17.3%
$1,500,000	Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 5/5/2016	$1,500,000
2,500,000	Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.430%, 5/5/2016	2,500,000
2,000,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.440%, 5/5/2016	2,000,000
3,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2016	3,200,000
	TOTAL	9,200,000
	Minnesota—14.6%
2,000,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.510%, 5/5/2016	2,000,000
415,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.400%, 5/5/2016	415,000
1,100,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.430%, 5/5/2016	1,100,000
1,655,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.280%, 5/2/2016	1,655,000
1,600,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.410%, 5/5/2016	1,600,000
1,000,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.390%, 5/4/2016	1,000,000
	TOTAL	7,770,000
	Nebraska—2.6%
1,400,000	Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.470%, 5/5/2016	1,400,000
	North Carolina—8.2%
1,700,000	Guilford County, NC, (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.420%, 5/5/2016	1,700,000
2,000,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	2,000,000
670,000	Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.400%, 5/4/2016	670,000
	TOTAL	4,370,000
	Pennsylvania—11.7%
1,100,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.420%, 5/5/2016	1,100,000
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Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—continued
$2,450,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.430%, 5/5/2016	$2,450,000
2,700,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.430%, 5/5/2016	2,700,000
	TOTAL	6,250,000
	Texas—10.7%
2,800,000	Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.500%, 5/5/2016	2,800,000
2,000,000	Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.450%, 5/4/2016	2,000,000
900,000	Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.390%, 5/4/2016	900,000
	TOTAL	5,700,000
	West Virginia—5.3%
1,850,000	Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.430%, 5/5/2016	1,850,000
1,000,000	West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	1,000,000
	TOTAL	2,850,000
	TOTAL MUNICIPAL INVESTMENTS—99.4% (AT AMORTIZED COST)[3]	52,995,000
	OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	334,090
	TOTAL NET ASSETS—100%	$53,329,090
At April 30, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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4

At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended April 30	2016[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	(0.000)[2]
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	(0.000)[2]
Less Distributions:
Distributions from net investment income	—
Net Asset Value, End of Period	$1.00
Total Return[3]	0.02%
Ratios to Average Net Assets:
Net expenses	0.11%[4]
Net investment income (loss)	(0.11)%[4]
Expense waiver/reimbursement[5]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to April 30, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	—	—	—	—	0.000[1]
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	—	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000!	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	—	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.00%	0.00%[3]	0.00%[3]	0.00%	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.08%[4,5]	0.12%	0.16%	0.21%	0.30%	0.42%
Net investment income	0.05%[4]	0.00%	0.00%	0.00%	0.00%	0.00%[3]
Expense waiver/reimbursement[6]	0.49%[4]	0.61%	0.55%	0.43%	0.43%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,329	$59,784	$52,973	$66,331	$76,947	$94,829
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.08% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$52,995,000
Cash		329,166
Income receivable		19,539
Prepaid expenses		15,187
TOTAL ASSETS		53,358,892
Liabilities:
Income distribution payable	$12,179
Payable to adviser (Note 4)	1,416
Payable for portfolio accounting fees	16,207
TOTAL LIABILITIES		29,802
Net assets for 53,329,142 shares outstanding		$53,329,090
Net Assets Consist of:
Paid-in capital		$53,329,142
Accumulated net realized loss on investments		(37)
Distributions in excess of net investment income		(15)
TOTAL NET ASSETS		$53,329,090
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Premier Shares:
$53,328,990 ÷ 53,329,042 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$38,844
Expenses:
Investment adviser fee (Note 4)		$60,144
Administrative fee (Note 4)		23,516
Custodian fees		1,443
Transfer agent fee (Note 2)		2,839
Directors'/Trustees' fees (Note 4)		350
Auditing fees		9,746
Legal fees		2,911
Portfolio accounting fees		33,223
Share registration costs		25,067
Printing and postage		9,103
Miscellaneous (Note 4)		2,960
TOTAL EXPENSES		171,302
Waivers, Reimbursement and Reduction
Waiver of investment adviser fee (Note 4)	$(60,144)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(87,095)
Reduction of custodian fees (Note 5)	(127)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(147,366)
Net expenses			23,936
Net investment income			14,908
Net realized loss on investments			(37)
Change in net assets resulting from operations			$14,871
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,908	$—
Net realized gain (loss) on investments	(37)	14,137
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,871	14,137
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	—	—
Premier Shares	(14,923)	—
Distributions from net realized gain on investments
Institutional Shares	—	—
Premier Shares	(14,137)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,060)	—
Share Transactions:
Proceeds from sale of shares	78,266,536	176,053,593
Net asset value of shares issued to shareholders in payment of distributions declared	687	—
Cost of shares redeemed	(84,707,816)	(169,257,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,440,593)	6,796,557
Change in net assets	(6,454,782)	6,810,694
Net Assets:
Beginning of period	59,783,872	52,973,178
End of period (including undistributed (distributions in excess of) net investment income of $(15) and $0, respectively)	$53,329,090	$59,783,872
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.
Effective March 31, 2016, the Fund's name was changed from Federated Tax-Free Trust to Federated Institutional Tax-Free Cash Trust.
Effective February 26, 2016, the Fund's original existing shares were designated as Premier Shares.
The Fund commenced offering Institutional Shares on February 26, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
Semi-Annual Shareholder Report
11

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Premier Shares may bear other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers, reimbursements and reduction of $147,366 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended April 30, 2016, unaffiliated third parties waived $1,161 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, the Fund's Institutional Shares and Premier Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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12

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Period Ended 4/30/2016[1]		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARES TRANSACTIONS	100	$100	—	—

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	78,266,436	$78,266,436	176,053,593	$176,053,593
Shares issued to shareholders in payment of distributions declared	687	687	—	—
Shares redeemed	(84,707,816)	(84,707,816)	(169,257,036)	(169,257,036)
NET CHANGE RESULTING FROM PREMIER SHARES TRANSACTIONS	(6,440,693)	$(6,440,693)	6,796,557	$6,796,557
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,440,593)	$(6,440,593)	6,796,557	$6,796,557
1	Reflects operations for the period from February 26, 2016 (date of initial investment) to April 30, 2016.
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser waived its entire fee of $60,144 and voluntarily reimbursed $85,934 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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14

Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $78,650,000 and $79,290,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $127 under these arrangements.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
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Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$0.55[2,3]
Premier Shares	$1,000	$1,000.50	$0.40[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.32	$0.55[2,3]
Premier Shares	$1,000	$1,024.47	$0.40[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Institutional Shares	0.11%
Premier Shares	0.08%
2	“Actual” expense information for the Fund's Institutional Shares is for the period from February 26, 2016 (date of initial investment) to April 30, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.11%, multiplied by 65/366 (to reflect the period from initial investment to April 30, 2016). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.01, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.75 and $0.75, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
federated institutional tax-free cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
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At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
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The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Ticker	GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.0%
Municipal Notes	28.3%
Commercial Paper	2.2%
Other Assets and Liabilities—Net[2]	(5.5)%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.7%
8-30 Days	0.0%
31-90 Days	7.4%
91-180 Days	6.8%
181 Days or more	5.6%
Other Assets and Liabilities—Net[2]	(5.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—105.5%[1,2]
		Georgia—105.5%
$3,400,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 5/5/2016	$3,400,000
4,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.540%, 5/5/2016	4,000,000
5,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.530%, 5/5/2016	5,750,000
3,400,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.520%, 5/4/2016	3,400,000
3,495,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.510%, 5/5/2016	3,495,000
3,135,000		Bartow County, GA Development Authority, (Series 2014) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.510%, 5/5/2016	3,135,000
7,500,000		Bartow County, GA, 1.00% TANs, 12/30/2016	7,513,200
1,750,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.500%, 5/4/2016	1,750,000
223,000		City of Atlanta, GA, (Series E-1), 0.22% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/1/2016	223,000
460,000		City of Atlanta, GA, (Series E-2), 0.24% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/1/2016	460,000
2,223,000		City of Atlanta, GA, (Series E-3), 0.22% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/1/2016	2,223,000
8,000,000	[3,4]	Clarke County, GA Hospital Authority, Solar Eclipse (Series 2007-0031), 0.10% TOBs (Athens Regional Medical Center)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 5/5/2016	8,000,000
6,615,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.530%, 5/5/2016	6,615,000
2,790,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 5/5/2016	2,790,000
6,395,000	[3,4]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.56% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2016	6,395,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$1,905,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(U.S. Bank, N.A. LOC), 0.510%, 5/5/2016	$1,905,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 5/5/2016	5,375,000
2,880,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.450%, 5/4/2016	2,880,000
1,700,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.600%, 5/5/2016	1,700,000
14,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.530%, 5/5/2016	14,265,000
9,965,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.47% TOBs (Royal Bank of Canada LOC), Optional Tender 6/1/2016	9,965,000
3,980,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.49% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2016	3,980,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.590%, 5/4/2016	4,000,000
2,300,000	[3,4]	Private Colleges & Universities Facilities of GA, Tender Option Bond Trust Certificates (2016-ZM0152) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	2,300,000
2,200,000		Rome, GA Recreational Facilities Authority, (Series 2015), 2.00% Bonds, 8/1/2016	2,208,259
3,500,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.420%, 5/4/2016	3,500,000
13,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.500%, 5/4/2016	13,750,000
1,000,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.500%, 5/4/2016	1,000,000
6,245,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(KeyBank, N.A. LOC), 0.530%, 5/5/2016	6,245,000
3,910,000		Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.480%, 5/5/2016	3,910,000
5,600,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.510%, 5/5/2016	5,600,000
		TOTAL MUNICIPAL INVESTMENTS—105.5% (AT AMORTIZED COST)[5]	141,732,459
		OTHER ASSETS AND LIABILITIES - NET—(5.5)%[6]	(7,367,795)
		TOTAL NET ASSETS—100%	$134,364,664
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3

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.6%	2.4%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $22,975,000, which represented 17.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $22,975,000, which represented 17.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.01%	0.02%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.12%	0.13%	0.19%	0.32%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.75%[3]	0.79%	0.78%	0.70%	0.55%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$134,365	$168,721	$180,311	$196,010	$223,769	$266,913
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$141,732,459
Cash		145,213
Income receivable		66,701
Receivable for shares sold		123
TOTAL ASSETS		141,944,496
Liabilities:
Payable for investments purchased	$7,513,200
Payable for shares redeemed	13,633
Income distribution payable	104
Payable to adviser (Note 4)	10,208
Payable for other service fees (Note 2)	26,697
Accrued expenses (Note 4)	15,990
TOTAL LIABILITIES		7,579,832
Net assets for 134,361,229 shares outstanding		$134,364,664
Net Assets Consist of:
Paid-in capital		$134,361,229
Accumulated net realized gain on investments		3,415
Undistributed net investment income		20
TOTAL NET ASSETS		$134,364,664
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$134,364,664 ÷ 134,361,229 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$150,137
Expenses:
Investment adviser fee (Note 4)		$326,670
Administrative fee (Note 4)		63,864
Custodian fees		3,110
Transfer agent fee		63,493
Directors'/Trustees' fees (Note 4)		775
Auditing fees		9,746
Legal fees		3,757
Portfolio accounting fees		34,989
Other service fees (Note 2)		204,169
Share registration costs		23,403
Printing and postage		12,204
Miscellaneous (Note 4)		4,351
TOTAL EXPENSES		750,531
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(326,670)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(281,809)
Reduction of custodian fees (Note 5)	(101)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(608,580)
Net expenses			141,951
Net investment income			8,186
Net realized gain on investments			3,416
Change in net assets resulting from operations			$11,602
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,186	$18,265
Net realized gain on investments	3,416	66,771
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,602	85,036
Distributions to Shareholders:
Distributions from net investment income	(8,166)	(18,240)
Distributions from net realized gain on investments	(66,772)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(74,938)	(18,240)
Share Transactions:
Proceeds from sale of shares	94,532,031	198,209,980
Net asset value of shares issued to shareholders in payment of distributions declared	70,026	17,029
Cost of shares redeemed	(128,895,486)	(209,883,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,293,429)	(11,656,292)
Change in net assets	(34,356,765)	(11,589,496)
Net Assets:
Beginning of period	168,721,429	180,310,925
End of period (including undistributed net investment income of $20 and $0, respectively)	$134,364,664	$168,721,429
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. The detail of the total fund expense waivers, reimbursement and reduction of $608,580 are disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $61,345 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. For the six months ended April 30, 2016, unaffiliated third-party financial intermediaries waived $178,736 of other service fees. This waiver can be modified or terminated at any time.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2016	Year Ended 10/31/2015
Shares sold	94,532,031	198,209,980
Shares issued to shareholders in payment of distributions declared	70,026	17,029
Shares redeemed	(128,895,486)	(209,883,301)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(34,293,429)	(11,656,292)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $326,670 and voluntarily reimbursed $41,728 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $99,830,000 and $103,385,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $101 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 75.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 21.6% of total investments.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.40	$0.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.02	$0.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.52% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.59 and $2.61, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Georgia municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
19

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
20

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report
21

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
22

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
24

Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
G01478-01 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Service	MMCXX
Cash Series	FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.0%
Municipal Notes	23.5%
Commercial Paper	3.3%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.0%
8-30 Days	0.5%
31-90 Days	12.0%
91-180 Days	2.5%
181 Days or more	10.8%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Massachusetts—99.8%
$17,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 5/5/2016	$17,000,000
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 5/5/2016	10,000,000
8,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.460%, 5/5/2016	8,000,000
10,500,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 5005) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2016	10,500,000
5,220,125		Haverhill, MA, 1.25% BANs, 6/1/2016	5,223,913
2,850,000		Holbrook, MA, 1.00% BANs, 6/3/2016	2,851,534
2,335,719		Ipswich, MA, 1.25% BANs, 6/8/2016	2,337,674
1,822,450		Lawrence, MA, 1.25% BANs, 6/1/2016	1,823,603
3,000,000		Lawrence, MA, 1.50% BANs, 9/1/2016	3,008,802
5,680,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.390%, 5/4/2016	5,680,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 2010A) VRENs, 0.610%, 5/5/2016	4,050,000
3,987,000		Massachusetts Development Finance Agency, (Issue 4), 0.25% CP (FHLB of Boston LOC), Mandatory Tender 6/7/2016	3,987,000
1,950,000	[3,4]	Massachusetts Development Finance Agency, Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs (Partners Healthcare Systems)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	1,950,000
2,900,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.410%, 5/5/2016	2,900,000
5,450,000		Massachusetts HEFA, (Series F) Weekly VRDNs (Amherst College), 0.400%, 5/5/2016	5,450,000
2,500,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.400%, 5/5/2016	2,500,000
3,400,000		Massachusetts HEFA, (Series R) Daily VRDNs (Harvard University), 0.230%, 5/2/2016	3,400,000
2,000,000		Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University), 0.390%, 5/5/2016	2,000,000
5,345,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.410%, 5/5/2016	5,345,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$1,000,000	[3,4]	Massachusetts HEFA, Solar Eclipse (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.410%, 5/5/2016	$1,000,000
1,100,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 5/26/2016	1,100,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.380%, 5/5/2016	2,400,000
2,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.52% CP (Barclays Bank PLC LOC), Mandatory Tender 7/6/2016	2,000,000
4,125,000	[3,4]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.450%, 5/5/2016	4,125,000
7,850,000	[3,4]	Massachusetts School Building Authority, SPEARs (Series DB-1052) Weekly VRDNs (Deutsche Bank AG LIQ), 0.530%, 5/5/2016	7,850,000
2,300,000	[3,4]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	2,300,000
4,370,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.410%, 5/4/2016	4,370,000
2,500,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2016	2,500,000
6,380,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.510%, 5/4/2016	6,380,000
2,510,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.510%, 5/4/2016	2,510,000
4,710,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.400%, 5/5/2016	4,710,000
7,400,000		Massachusetts State Health & Educational Facility, (Series 2008 N-2) Daily VRDNs (Tufts University)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 5/2/2016	7,400,000
6,200,000		Massachusetts State Health & Educational Facility, (Series 2008A) Weekly VRDNs (Harrington Memorial Hospital)/(TD Bank, N.A. LOC), 0.370%, 5/4/2016	6,200,000
2,000,000		Massachusetts State HFA, (Series A) Weekly VRDNs (TD Bank, N.A. LOC), 0.410%, 5/4/2016	2,000,000
9,500,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.420%, 5/5/2016	9,500,000
12,000,000	[3,4]	Massachusetts Water Resources Authority, RBC Muni Trust (Series E-42), 0.52% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/2/2016	12,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$6,670,000	[3,4]	Massachusetts Water Resources Authority, SPEARs (Series DB-1042) Weekly VRDNs (Deutsche Bank AG LIQ), 0.530%, 5/5/2016	$6,670,000
2,500,000	[3,4]	Metropolitan Boston Transit Parking Corporation, Stage Trust (Series 2011-77C), 0.56% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 6/2/2016	2,500,000
2,923,334		Nahant, MA, 1.25% BANs, 7/15/2016	2,928,104
1,650,000		Northborough, MA, 1.25% BANs, 6/17/2016	1,651,651
1,692,310		Pittsfield, MA, 1.50% BANs, 2/4/2017	1,703,849
4,880,153		Pittsfield, MA, 2.00% BANs, 10/28/2016	4,911,274
2,220,163		Saugus, MA, 1.30% BANs, 8/12/2016	2,224,527
5,690,000		University of Massachusetts Building Authority, MA (Commonwealth of Massachusetts), (Series 2011-2) VRENs, 0.660%, 5/5/2016	5,690,000
6,547,646		Westfield, MA, 2.00% BANs, 3/31/2017	6,617,339
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	211,249,270
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	326,272
		TOTAL NET ASSETS—100%	$211,575,542
At April 30, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $89,240,000, which represented 42.2% of total net assets.
Semi-Annual Shareholder Report
4

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $89,240,000, which represented 42.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extended Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.05%	0.03%	0.02%	0.09%	0.07%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.12%	0.13%	0.20%	0.33%	0.34%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.68%[3]	0.74%	0.70%	0.61%	0.51%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,471	$115,844	$151,956	$199,034	$183,731	$155,725
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.05%	0.03%	0.02%	0.09%	0.07%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.12%	0.13%	0.21%	0.32%	0.34%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	1.28%[3]	1.35%	1.32%	1.22%	1.12%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,104	$80,123	$62,657	$60,291	$117,162	$114,695
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$211,249,270
Cash		118,758
Income receivable		269,012
Receivable for shares sold		50,210
Prepaid expenses		791
TOTAL ASSETS		211,688,041
Liabilities:
Payable for shares redeemed	$50,210
Income distribution payable	851
Payable to adviser (Note 4)	14,666
Payable for portfolio accounting fees	20,111
Payable for other service fees (Notes 2 and 4)	16,479
Payable for share registration costs	10,182
TOTAL LIABILITIES		112,499
Net assets for 211,525,363 shares outstanding		$211,575,542
Net Assets Consist of:
Paid-in capital		$211,525,575
Accumulated net realized gain on investments		49,963
Undistributed net investment income		4
TOTAL NET ASSETS		$211,575,542
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Service Shares:
$133,471,414 ÷ 133,439,830 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$78,104,128 ÷ 78,085,533 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$199,403
Expenses:
Investment adviser fee (Note 4)		$435,888
Administrative fee (Note 4)		85,216
Custodian fees		3,848
Transfer agent fee		42,786
Directors'/Trustees' fees (Note 4)		902
Auditing fees		9,746
Legal fees		4,278
Portfolio accounting fees		42,928
Distribution services fee (Note 4)		248,212
Other service fees (Notes 2 and 4)		271,595
Share registration costs		25,501
Printing and postage		12,061
Miscellaneous (Note 4)		5,070
TOTAL EXPENSES		1,188,031
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(435,888)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(563,460)
Reduction of custodian fees (Note 5)	(167)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(999,515)
Net expenses			188,516
Net investment income			10,887
Net realized gain on investments			49,966
Change in net assets resulting from operations			$60,853
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,887	$22,320
Net realized gain on investments	49,966	69,012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	60,853	91,332
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(6,749)	(14,587)
Cash Series Shares	(4,134)	(6,945)
Distributions from net realized gain on investments
Service Shares	(42,961)	(63,300)
Cash Series Shares	(26,051)	(25,522)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(79,895)	(110,354)
Share Transactions:
Proceeds from sale of shares	325,527,543	572,567,366
Net asset value of shares issued to shareholders in payment of distributions declared	40,498	47,290
Cost of shares redeemed	(309,939,979)	(591,242,534)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,628,062	(18,627,878)
Change in net assets	15,609,020	(18,646,900)
Net Assets:
Beginning of period	195,966,522	214,613,422
End of period (including undistributed net investment income of $4 and $0, respectively)	$211,575,542	$195,966,522
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $999,515 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $37,791 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$168,172	$(151,719)
Cash Series Shares	103,423	(103,423)
TOTAL	$271,595	$(255,142)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	200,599,819	$200,599,819	346,371,645	$346,371,645
Shares issued to shareholders in payment of distributions declared	10,415	10,415	14,892	14,892
Shares redeemed	(182,972,362)	(182,972,362)	(382,478,329)	(382,478,329)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	17,637,872	$17,637,872	(36,091,792)	$(36,091,792)
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	124,927,724	$124,927,724	226,195,721	$226,195,721
Shares issued to shareholders in payment of distributions declared	30,083	30,083	32,398	32,398
Shares redeemed	(126,967,617)	(126,967,617)	(208,764,205)	(208,764,205)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(2,009,810)	$(2,009,810)	17,463,914	$17,463,914
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	15,628,062	$15,628,062	(18,627,878)	$(18,627,878)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $435,888 and voluntarily reimbursed $22,315 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may
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incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$248,212	$(248,212)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC received $334 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $121,695,000 and $123,335,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $167 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 33.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 7.1% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,000.40	$0.85[2]
Cash Series Shares	$1,000	$1,000.40	$0.85[3]
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,024.02	$0.86[2]
Cash Series Shares	$1,000	$1,024.02	$0.86[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.17%
Cash Series Shares	0.17%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.60% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.98 and $3.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.02 and $5.07, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated massachusetts municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
23

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report
24

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
27

Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N518
CUSIP 608919882
1052806 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	MINXX
Service	MIMXX

Federated Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.4%
Municipal Notes	9.3%
Commercial Paper	2.0%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.8%
8-30 Days	0.0%
31-90 Days	6.3%
91-180 Days	0.0%
181 Days or more	6.6%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Michigan—99.7%
$2,960,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2016	$2,960,000
1,250,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.640%, 5/4/2016	1,250,000
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.570%, 5/5/2016	1,500,000
1,190,000		Hamilton, MI Community Schools District, 4.00% Bonds (GTD by Michigan School Bond Qualification and Loan Program ), 5/1/2016	1,190,000
2,000,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 5/5/2016	2,000,000
3,000,000		Kalamazoo, MI, 1.25% TANs, 12/1/2016	3,013,089
3,570,000		Kent Hospital Finance Authority, MI, (Spectrum Health), (Series 2015A) VRENs, 0.660%, 5/5/2016	3,570,000
4,295,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.430%, 5/5/2016	4,295,000
800,000		Macomb County, MI, Capital Improvement Bonds (Series 2015), 2.00% Bonds, 5/1/2016	800,000
2,950,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	2,950,000
3,100,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.480%, 5/4/2016	3,100,000
2,625,000		Michigan State Building Authority, (2011 Series II-B) Weekly VRDNs (Citibank NA, New York LOC), 0.430%, 5/5/2016	2,625,000
1,000,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.430%, 5/5/2016	1,000,000
3,335,000	[3,4]	Michigan State Building Authority, Tender Option Bond Trust Receipts (2015-XM0123) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	3,335,000
2,830,000	[3,4]	Michigan State Building Authority, Tender Option Bond Trust Receipts (2015-ZM0083) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/5/2016	2,830,000
4,225,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.14% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2016	4,225,000
3,500,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.470%, 5/4/2016	3,500,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$3,775,000	Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.430%, 5/4/2016	$3,775,000
815,000	Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.580%, 5/5/2016	815,000
2,965,000	Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.650%, 5/4/2016	2,965,000
3,925,000	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.440%, 5/4/2016	3,925,000
600,000	Michigan State Strategic Fund Ltd., (Series 1999) Weekly VRDNs (B & C Leasing LLC)/(Bank of America N.A. LOC), 0.630%, 5/5/2016	600,000
2,600,000	Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.560%, 5/5/2016	2,600,000
2,800,000	Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 5/5/2016	2,800,000
2,850,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.510%, 5/5/2016	2,850,000
2,850,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.470%, 5/5/2016	2,850,000
770,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.580%, 5/5/2016	770,000
649,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.610%, 5/5/2016	649,000
4,000,000	Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.410%, 5/4/2016	4,000,000
1,500,000	Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.410%, 5/4/2016	1,500,000
7,400,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	7,400,000
1,670,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 5/6/2016	1,670,000
860,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	860,000
4,735,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.390%, 5/5/2016	4,735,000
2,000,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.420%, 5/5/2016	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$1,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2016	$1,000,000
2,000,000		University of Michigan (The Regents of), (Series J-2), CPX, 0.580%, 6/3/2016	2,000,000
1,300,000	[3,4]	University of Michigan (The Regents of), Tender Option Bond Trust Certificates (2015-XF2205) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	1,300,000
4,000,000	[3,4]	Wayne, MI State University Revenues, Clipper Tax-Exempt Certificates Trust (Series 2013-8AX) Weekly VRDNs (Wayne State University, MI)/(State Street Bank and Trust Co. LIQ), 0.440%, 5/5/2016	4,000,000
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	99,207,089
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	299,276
		TOTAL NET ASSETS—100%	$99,506,365
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $14,425,000, which represented 14.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $14,425,000, which represented 14.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Commission
CPX	—Extendible Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDR	—Industrial Development Revenue
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.01%	0.01%	0.01%	0.01%	0.11%
Ratios to Average Net Assets:
Net expenses	0.13%[3,4]	0.13%	0.15%	0.19%	0.31%	0.42%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.11%
Expense waiver/reimbursement[5]	0.57%[3]	0.58%	0.50%	0.43%	0.36%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,768	$21,856	$32,841	$28,923	$28,258	$28,321
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.13% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.16%[3,4]	0.13%	0.16%	0.19%	0.31%	0.52%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.80%[3]	0.84%	0.76%	0.68%	0.61%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,738	$89,216	$97,688	$158,181	$124,197	$120,156
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.16% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$99,207,089
Cash		243,019
Income receivable		78,266
Prepaid expenses		1,915
TOTAL ASSETS		99,530,289
Liabilities:
Income distribution payable	$445
Payable to adviser (Note 4)	1,875
Payable for portfolio accounting fees	16,997
Payable for other service fees (Notes 2 and 4)	4,607
TOTAL LIABILITIES		23,924
Net assets for 99,469,153 shares outstanding		$99,506,365
Net Assets Consist of:
Paid-in capital		$99,506,350
Undistributed net investment income		15
TOTAL NET ASSETS		$99,506,365
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$9,768,065 ÷ 9,764,288 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$89,738,300 ÷ 89,704,865 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$82,787
Expenses:
Investment adviser fee (Note 4)		$199,832
Administrative fee (Note 4)		39,067
Custodian fees		2,258
Transfer agent fee		21,704
Directors'/Trustees' fees (Note 4)		537
Auditing fees		9,746
Legal fees		3,122
Portfolio accounting fees		37,000
Other service fees (Notes 2 and 4)		103,424
Share registration costs		27,542
Printing and postage		10,807
Miscellaneous (Note 4)		3,934
TOTAL EXPENSES		458,973
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(199,832)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(181,309)
Reduction of custodian fees (Note 5)	(121)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(381,262)
Net expenses			77,711
Net investment income			$5,076
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,076	$12,506
Net realized gain on investments	—	87,880
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,076	100,386
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(1,023)	(2,531)
Service Shares	(4,137)	(9,515)
Distributions from net realized gain on investments
Wealth Shares	(9,462)	—
Service Shares	(30,329)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,951)	(12,046)
Share Transactions:
Proceeds from sale of shares	124,587,214	411,806,104
Net asset value of shares issued to shareholders in payment of distributions declared	28,741	8,119
Cost of shares redeemed	(136,142,124)	(431,359,591)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,526,169)	(19,545,368)
Change in net assets	(11,566,044)	(19,457,028)
Net Assets:
Beginning of period	111,072,409	130,529,437
End of period (including undistributed net investment income of $15 and $99, respectively)	$99,506,365	$111,072,409
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $381,262 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $18,911 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$103,424	$(150)	$(96,094)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	33,480,318	$33,477,478	240,190,786	$240,190,786
Shares issued to shareholders in payment of distributions declared	8,587	8,587	2,138	2,138
Shares redeemed	(45,566,067)	(45,566,067)	(251,204,251)	(251,204,251)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(12,077,162)	$(12,080,002)	(11,011,327)	$(11,011,327)
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	91,106,896	$91,109,736	171,615,318	$171,615,318
Shares issued to shareholders in payment of distributions declared	20,154	20,154	5,981	5,981
Shares redeemed	(90,576,057)	(90,576,057)	(180,155,340)	(180,155,340)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	550,993	$553,833	(8,534,041)	$(8,534,041)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,526,169)	$(11,526,169)	(19,545,368)	$(19,545,368)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $199,832 and voluntarily reimbursed $66,154 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $150 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.43% and 0.59% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $63,090,000 and $74,155,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $121 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 51.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.1% of total investments.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.40	$0.65[2]
Service Shares	$1,000	$1,000.40	$0.80[3]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.22	$0.65[2]
Service Shares	$1,000	$1,024.07	$0.81[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.13%
Service Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.43% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.14 and $2.16, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.59% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.93 and $2.97, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
FEDERATED MICHIGAN MUNICIPAL CASH TRUST (THE “FUND”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
24

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
26

Federated Michigan Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N385
CUSIP 60934N377
G01456-02 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	FEMXX
Cash Series	MNMXX

Federated Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.1%
Municipal Notes	12.8%
Commercial Paper	2.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.0%
8-30 Days	0.0%
31-90 Days	2.9%
91-180 Days	5.9%
181 Days or more	4.0%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Minnesota—99.8%
$6,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(KeyBank, N.A. LOC), 0.610%, 5/4/2016	$6,725,000
3,655,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.310%, 5/2/2016	3,655,000
4,670,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.410%, 5/5/2016	4,670,000
2,065,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Bank of Montreal LOC), 0.610%, 5/3/2016	2,065,000
5,225,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.430%, 5/5/2016	5,225,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.600%, 5/5/2016	1,000,000
215,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 5/1/2016	215,000
2,700,000		Fergus Falls, MN ISD No. 544, 2.00% TANs (GTD by Minnesota State), 9/9/2016	2,715,616
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.450%, 5/5/2016	3,320,000
8,000,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.520%, 5/5/2016	8,000,000
1,000,000		Holdingford, MN ISD No. 738, 2.00% TANs (GTD by Minnesota State), 9/2/2016	1,005,401
860,000		Lake Superior, MN ISD No. 381, (Series A), 3.00% Bonds, 10/1/2016	868,972
300,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 5/5/2016	300,000
6,000,000	[3,4]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.430%, 5/5/2016	6,000,000
1,000,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.430%, 5/5/2016	1,000,000
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.280%, 5/2/2016	500,000
3,170,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2016	3,170,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$500,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.280%, 5/2/2016	$500,000
1,790,000	Minnesota State Colleges & Universities, (Series 2013A), 4.00% Bonds, 10/1/2016	1,816,975
6,800,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.410%, 5/5/2016	6,800,000
6,610,000	Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.460%, 5/5/2016	6,610,000
670,000	Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.460%, 5/5/2016	670,000
1,800,000	Minnesota State HFA, (Series E), 0.60% Bonds, 7/1/2016	1,800,000
9,000,000	Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/5/2016	9,000,000
2,000,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.390%, 5/5/2016	2,000,000
2,400,000	Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.500%, 5/5/2016	2,400,000
4,500,000	Minnesota State Office of Higher Education, (2008 Series B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.430%, 5/5/2016	4,500,000
1,435,000	Minnesota State, (Series H), 5.00% Bonds, 11/1/2016	1,468,817
2,255,000	Minnesota State, 5.00% Bonds (United States Treasury PRF 6/1/2016@100), 6/1/2017	2,263,909
1,760,000	Onamia, MN ISD No. 480, (Series B), 1.00% TANs (GTD by Minnesota State), 8/24/2016	1,762,754
4,965,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.450%, 5/5/2016	4,965,000
6,980,000	Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.510%, 5/5/2016	6,980,000
6,800,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.390%, 5/4/2016	6,800,000
3,500,000	Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.460%, 5/5/2016	3,500,000
710,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2016	710,000
3,935,000	St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.550%, 5/6/2016	3,935,000
4,110,000	St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,110,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$1,000,000	St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.490%, 5/5/2016	$1,000,000
3,915,000	St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/6/2016	3,915,000
1,150,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.640%, 5/6/2016	1,150,000
3,000,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/5/2016	3,000,000
2,500,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.530%, 5/5/2016	2,500,000
4,000,000	University of Minnesota (The Regents of), (Series 2005-A), 0.05% CP, Mandatory Tender 5/5/2016	4,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	138,592,444
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	247,695
	TOTAL NET ASSETS—100%	$138,840,139
Securities that are subject to the federal alternative minimum tax (AMT) represent 42.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $6,000,000, which represented 4.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $6,000,000, which represented 4.3% of total net assets.
Semi-Annual Shareholder Report
4

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PRF	—Prerefunded
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	—	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.03%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.14%[3,4]	0.09%	0.12%	0.19%	0.28%	0.32%
Net investment income	0.02%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.49%[3]	0.53%	0.51%	0.41%	0.34%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,387	$101,761	$109,618	$95,271	$122,416	$115,216
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.14% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	—	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.03%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.15%[3,4]	0.09%	0.12%	0.19%	0.28%	0.33%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	1.23%[3]	1.27%	1.26%	1.16%	1.09%	1.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,454	$28,512	$44,097	$40,551	$56,067	$39,433
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.15% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$138,592,444
Cash		43,111
Income receivable		225,601
Receivable for shares sold		7,000
Prepaid expenses		4,853
TOTAL ASSETS		138,873,009
Liabilities:
Income distribution payable	$7,293
Payable to adviser (Note 4)	932
Payable for portfolio accounting fees	16,189
Payable for distribution services fee (Note 4)	1,411
Payable for other service fees (Note 2)	492
Payable for printing and postage	6,553
TOTAL LIABILITIES		32,870
Net assets for 138,840,146 shares outstanding		$138,840,139
Net Assets Consist of:
Paid-in capital		$138,840,106
Undistributed net investment income		33
TOTAL NET ASSETS		$138,840,139
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$115,386,579 ÷ 115,386,579 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$23,453,560 ÷ 23,453,567 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$120,914
Expenses:
Investment adviser fee (Note 4)		$295,792
Administrative fee (Note 4)		57,827
Custodian fees		2,633
Transfer agent fee		14,373
Directors'/Trustees' fees (Note 4)		641
Auditing fees		9,746
Legal fees		2,917
Portfolio accounting fees		38,111
Distribution services fee (Note 4)		72,909
Other service fees (Note 2)		36,455
Share registration costs		29,338
Printing and postage		11,202
Miscellaneous (Note 4)		4,015
TOTAL EXPENSES		575,959
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(295,792)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(173,334)
Reduction of custodian fees (Note 5)	(450)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(469,576)
Net expenses			106,383
Net investment income			14,531
Change in net assets resulting from operations			$14,531
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,531	$15,116
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,531	15,116
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(13,042)	(10,811)
Cash Series Shares	(1,456)	(3,831)
Distributions from net realized gain on investments
Wealth Shares	—	(2,824)
Cash Series Shares	—	(1,075)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,498)	(18,541)
Share Transactions:
Proceeds from sale of shares	294,950,851	570,692,396
Net asset value of shares issued to shareholders in payment of distributions declared	2,023	5,622
Cost of shares redeemed	(286,385,895)	(594,136,588)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,566,979	(23,438,570)
Change in net assets	8,567,012	(23,441,995)
Net Assets:
Beginning of period	130,273,127	153,715,122
End of period (including undistributed net investment income of $33 and $0, respectively)	$138,840,139	$130,273,127
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily nets, except that Wealth Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $469,576 are disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $11,238 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash Series Shares	$36,455	$(36,455)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	253,001,062	$253,001,062	495,618,757	$495,618,757
Shares issued to shareholders in payment of distributions declared	585	585	765	765
Shares redeemed	(239,375,785)	(239,375,785)	(503,474,379)	(503,474,379)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	13,625,862	$13,625,862	(7,854,857)	$(7,854,857)
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	41,949,789	$41,949,789	75,073,639	$75,073,639
Shares issued to shareholders in payment of distributions declared	1,438	1,438	4,857	4,857
Shares redeemed	(47,010,110)	(47,010,110)	(90,662,209)	(90,662,209)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,058,883)	$(5,058,883)	(15,583,713)	$(15,583,713)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,566,979	$8,566,979	(23,438,570)	$(23,438,570)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $295,792 and voluntarily reimbursed $54,227 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may
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incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$72,909	$(71,414)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $1,495 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.35% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $122,805,000 and $120,170,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $450 under these arrangements.
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6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 69.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 15.0% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund(s), along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.20	$0.70[2]
Cash Series Shares	$1,000	$1,000.10	$0.75[3]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.17	$0.70[2]
Cash Series Shares	$1,000	$1,024.12	$0.75[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.14%
Cash Series Shares	0.15%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.35% (as reflected in the notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.74 and $1.76, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated minnesota municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Minnesota Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N492
CUSIP 60934N484
1052807 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Ticker	NCMXX

Federated North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	88.0%
Municipal Notes	11.2%
Commercial Paper	4.7%
Other Assets and Liabilities—Net[2]	(3.9)%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.3%
8-30 Days	0.0%
31-90 Days	8.1%
91-180 Days	2.5%
181 Days or more	7.0%
Other Assets and Liabilities—Net[2]	(3.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—103.9%[1,2]
		North Carolina—103.9%
$630,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/5/2016	$630,000
1,000,000		Broad River, NC Water Authority, 2.000% Bonds, 6/1/2016	1,001,179
9,320,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/4/2016	9,320,000
3,400,000		Central Pender Water and Sewer District, NC, (Series 2016), 2.000% BANs, 11/2/2016	3,416,796
2,020,000		Charlotte, NC Airport, (Series B), 4.000% Bonds (Charlotte, NC Douglas International Airport), 7/1/2016	2,032,276
4,441,000		Charlotte, NC, 0.280% CP, Mandatory Tender 7/26/2016	4,441,000
5,000,000		Charlotte, NC, 0.600% CP, Mandatory Tender 10/4/2016	5,000,000
2,500,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(TD Bank, N.A. LOC), 0.380%, 5/5/2016	2,500,000
7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.440%, 5/5/2016	7,495,000
2,000,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.560% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 6/2/2016	2,000,000
2,810,000		Greensboro, NC, (Series 1998) Weekly VRDNs (Bank of America N.A. LIQ), 0.410%, 5/4/2016	2,810,000
2,630,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.410%, 5/4/2016	2,630,000
1,225,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.410%, 5/4/2016	1,225,000
2,650,000		Greensboro, NC, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.430%, 5/5/2016	2,650,000
9,785,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.390%, 5/5/2016	9,785,000
1,100,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.750%, 5/4/2016	1,100,000
4,581,000		Moore's Creek, NC Water and Sewer District, (Series 2016), 2.000% BANs, 11/2/2016	4,605,463
2,585,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.410%, 5/4/2016	2,585,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$6,410,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.410%, 5/4/2016	$6,410,000
3,875,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	3,875,000
3,950,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	3,950,000
5,060,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	5,060,000
2,375,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	2,375,000
4,000,000	[3,4]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.450%, 5/5/2016	4,000,000
769,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	769,500
5,095,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	5,095,000
4,750,000		North Carolina HFA, (Series 16-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.400%, 5/4/2016	4,750,000
10,970,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.400%, 5/4/2016	10,970,000
2,800,000		North Carolina HFA, (Series 18-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.400%, 5/4/2016	2,800,000
3,885,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	3,885,000
6,000,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2011B) VRENs, 0.610%, 5/5/2016	6,000,000
2,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.410%, 5/5/2016	2,500,000
9,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.430%, 5/5/2016	9,500,000
5,355,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	5,355,000
1,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	1,000,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$9,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2016	$9,400,000
5,530,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.560% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/7/2016	5,530,000
7,170,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.530%, 5/5/2016	7,170,000
1,665,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	1,665,000
2,855,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (Royal Bank of Canada LOC), 0.400%, 5/5/2016	2,855,000
2,525,000		Raleigh & Durham, NC Airport Authority, 5.000% Bonds, 5/2/2016	2,525,000
810,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.400%, 5/4/2016	810,000
4,360,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.400%, 5/4/2016	4,360,000
5,385,000		Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.400%, 5/4/2016	5,385,000
255,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.870%, 5/5/2016	255,000
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.440%, 5/5/2016	10,000,000
7,250,000		University of North Carolina at Chapel Hill, (Series 2001B) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.280%, 5/2/2016	7,250,000
4,000,000		Wake County, NC, (Series 2007B) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.400%, 5/5/2016	4,000,000
1,145,000		Wilkes County, NC, 2.000% Bonds, 6/1/2016	1,146,598
1,500,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 5/5/2016	1,500,000
		TOTAL MUNICIPAL INVESTMENTS—103.9% (AT AMORTIZED COST)[5]	207,372,812
		OTHER ASSETS AND LIABILITIES - NET—(3.9)%[6]	(7,762,250)
		TOTAL NET ASSETS—100%	$199,610,562
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or
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MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $35,944,500, which represented 18.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $35,944,500, which represented 18.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[4,5]	0.09%	0.11%	0.18%	0.27%	0.34%
Net investment income	0.01%[4]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.71%[4]	0.77%	0.76%	0.66%	0.59%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$199,611	$187,498	$195,529	$217,056	$217,573	$235,666
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.15% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$207,372,812
Cash		99,746
Income receivable		193,023
Receivable for shares sold		124
TOTAL ASSETS		207,665,705
Liabilities:
Payable for investments purchased	$8,022,260
Income distribution payable	852
Payable to adviser (Note 4)	2,601
Payable for other service fees (Note 4)	8,291
Accrued expenses (Note 4)	21,139
TOTAL LIABILITIES		8,055,143
Net assets for 199,603,134 shares outstanding		$199,610,562
Net Assets Consist of:
Paid-in capital		$199,602,957
Accumulated net realized gain on investments		7,600
Undistributed net investment income		5
TOTAL NET ASSETS		$199,610,562
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$199,610,562 ÷ 199,603,134 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$172,731
Expenses:
Investment adviser fee (Note 4)		$432,275
Administrative fee (Note 4)		84,510
Custodian fees		3,781
Transfer agent fee		46,662
Directors'/Trustees' fees (Note 4)		898
Auditing fees		9,746
Legal fees		3,418
Portfolio accounting fees		39,319
Other service fees (Notes 2 and 4)		270,172
Share registration costs		20,598
Printing and postage		11,521
Miscellaneous (Note 4)		4,593
TOTAL EXPENSES		927,493
Waivers, Reimbursements and Reduction
Waiver of investment adviser fee (Note 4)	$(432,275)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(332,899)
Reduction of custodian fees (Note 5)	(347)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(765,521)
Net expenses			161,972
Net investment income			10,759
Net realized gain on investments			7,600
Change in net assets resulting from operations			$18,359
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,759	$21,027
Net realized gain on investments	7,600	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,359	21,027
Distributions to Shareholders:
Distributions from net investment income	(10,802)	(20,277)
Distributions from net realized gain on investments	—	(33,327)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,802)	(53,604)
Share Transactions:
Proceeds from sale of shares	210,993,004	367,980,837
Net asset value of shares issued to shareholders in payment of distributions declared	5,601	28,382
Cost of shares redeemed	(198,893,627)	(376,007,721)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,104,978	(7,998,502)
Change in net assets	12,112,535	(8,031,079)
Net Assets:
Beginning of period	187,498,027	195,529,106
End of period (including undistributed net investment income of $5 and $48, respectively)	$199,610,562	$187,498,027
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. The detail of the total fund expense waivers, reimbursements and reduction of $765,521 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $46,034 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, FSSC reimbursed $5,451 and unaffiliated third-party financial intermediaries waived $262,428 of other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2016	Year Ended 10/31/2015
Shares sold	210,993,004	367,980,837
Shares issued to shareholders in payment of distributions declared	5,601	28,382
Shares redeemed	(198,893,627)	(376,007,721)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	12,104,978	(7,998,502)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $432,275 and voluntarily reimbursed $18,986 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended April 30, 2016 FSSC reimbursed $5,451 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.66% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $97,145,000 and $77,135,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $347 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 29.6% of the securities in the portfolio of
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investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 6.2% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.12	$0.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.66% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.28 and $3.32, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated north carolina municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated North Carolina Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N278
G01177-01 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	NJMXX
Service	NJSXX
Cash Series	NJCXX

Federated New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	77.7%
Municipal Notes	17.9%
Commercial Paper	4.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.7%
8-30 Days	6.0%
31-90 Days	8.5%
91-180 Days	7.4%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1,2]
		New Jersey—92.2%
$4,258,000		Chatham Boro, NJ, 1.25% BANs, 7/15/2016	$4,265,886
6,750,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.450%, 5/5/2016	6,750,000
12,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.610%, 5/5/2016	12,000,000
3,000,000		Gloucester County, NJ PCFA, (Series 2003) Daily VRDNs (Exxon Capital Ventures, Inc.)/(GTD by Exxon Mobil Corp.), 0.100%, 5/2/2016	3,000,000
2,000,000		Little Ferry Boro, NJ, 1.25% BANs, 7/29/2016	2,003,207
3,935,000		Mendham Twp, NJ, 1.25% BANs, 5/20/2016	3,936,339
3,600,000		Montville Township, NJ, 1.50% BANs, 10/7/2016	3,613,332
2,150,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.720%, 5/5/2016	2,150,000
3,500,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.800%, 5/5/2016	3,500,000
3,795,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.500%, 5/6/2016	3,795,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.660%, 5/6/2016	1,500,000
160,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.690%, 5/4/2016	160,000
1,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.380%, 5/5/2016	1,100,000
1,780,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.670%, 5/5/2016	1,780,000
6,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.460%, 5/5/2016	6,000,000
15,000,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.450%, 5/4/2016	15,000,000
3,900,000		New Jersey Housing & Mortgage Finance Agency, (Series 2006A) Weekly VRDNs (Bank of America N.A. LOC), 0.440%, 5/5/2016	3,900,000
6,450,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.440%, 5/5/2016	6,450,000
6,700,000		New Jersey State Educational Facilities Authority, (Series 1997A), 0.42% CP (Princeton University), Mandatory Tender 6/3/2016	6,700,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$9,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-1138X) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.540%, 5/5/2016	$9,000,000
9,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.540%, 5/5/2016	9,000,000
9,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.520%, 5/5/2016	9,000,000
4,400,000		Park Ridge Borough, NJ, 1.50% BANs, 10/7/2016	4,415,493
2,050,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2112) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 5/5/2016	2,050,000
4,000,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	4,000,000
1,725,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Receipts (2014-XF0001) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.490%, 5/5/2016	1,725,000
700,000		Rutgers, The State University of New Jersey, (2002 Series A) Daily VRDNs (TD Bank, N.A. LIQ), 0.240%, 5/2/2016	700,000
6,435,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.260%, 5/2/2016	6,435,000
1,500,000	[3,4]	Union County, NJ Improvement Authority, SPEARs (Series DB-1145) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.510%, 5/5/2016	1,500,000
5,990,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	5,990,000
3,289,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	3,292,364
3,012,072		West Orange Township, NJ, 1.25% BANs, 5/18/2016	3,012,980
3,000,000		West Orange Township, NJ, 2.00% BANs, 5/18/2016	3,001,731
2,179,000		Winslow Township, NJ, (Series 2015B), 1.50% BANs, 10/13/2016	2,186,900
		TOTAL	152,913,232
		Louisiana—4.0%
6,700,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.300%, 5/2/2016	6,700,000
		New York—0.7%
1,220,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2163) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	1,220,000
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3

Principal Amount		Value
	Texas—2.7%
$4,500,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.280%, 5/2/2016	$4,500,000
	TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	165,333,232
	OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	586,264
	TOTAL NET ASSETS—100%	$165,919,496
Securities that are subject to the federal alternative minimum tax (AMT) represent 30.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $74,685,000, which represented 45.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $74,685,000, which represented 45.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
EDA	—Economic Development Authority
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.02%	0.01%	0.04%	0.03%
Ratios to Average Net Assets:
Net expenses	0.28%[3,4]	0.26%	0.28%	0.34%	0.46%	0.53%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.40%[3]	0.42%	0.37%	0.30%	0.17%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,107	$35,019	$46,239	$55,112	$53,860	$64,900
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.28% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.02%	0.01%	0.04%	0.02%
Ratios to Average Net Assets:
Net expenses	0.25%[3,4]	0.26%	0.28%	0.34%	0.46%	0.54%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.77%[3]	0.77%	0.72%	0.64%	0.52%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,943	$37,810	$55,439	$91,247	$126,753	$113,530
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.25% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.02%	0.01%	0.04%	0.02%
Ratios to Average Net Assets:
Net expenses	0.29%[3,4]	0.26%	0.28%	0.34%	0.46%	0.54%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	1.25%[3]	1.27%	1.22%	1.15%	1.02%	0.95%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,870	$84,301	$97,012	$101,903	$100,671	$113,777
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.29% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$165,333,232
Cash		256,119
Income receivable		378,618
TOTAL ASSETS		165,967,969
Liabilities:
Income distribution payable	$333
Payable to adviser (Note 4)	2,750
Payable for transfer agent fee	11,667
Payable for portfolio accounting fees	20,817
Payable for share registration costs	12,811
Accrued expenses (Note 4)	95
TOTAL LIABILITIES		48,473
Net assets for 165,919,451 shares outstanding		$165,919,496
Net Assets Consist of:
Paid-in capital		$165,919,451
Undistributed net investment income		45
TOTAL NET ASSETS		$165,919,496
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$50,107,102 ÷ 50,107,088 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$10,942,764 ÷ 10,942,761 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$104,869,630 ÷ 104,869,602 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$236,839
Expenses:
Investment adviser fee (Note 4)		$323,568
Administrative fee (Note 4)		63,258
Custodian fees		3,291
Transfer agent fee		52,373
Directors'/Trustees' fees (Note 4)		758
Auditing fees		9,746
Legal fees		4,748
Portfolio accounting fees		44,319
Distribution services fee (Note 4)		296,626
Other service fees (Note 2)		147,022
Share registration costs		32,790
Printing and postage		16,325
Miscellaneous (Note 4)		4,944
TOTAL EXPENSES		999,768
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(292,324)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(478,565)
Reduction of custodian fees (Note 5)	(171)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(771,060)
Net expenses			228,708
Net investment income			8,131
Change in net assets resulting from operations			$8,131
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,131	$18,514
Net realized gain on investments	—	25,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,131	44,014
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(2,202)	(4,197)
Service Shares	(1,129)	(5,002)
Cash Series Shares	(4,755)	(9,232)
Distributions from net realized gain on investments
Wealth Shares	(5,744)	—
Service Shares	(6,231)	—
Cash Series Shares	(13,525)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,586)	(18,431)
Share Transactions:
Proceeds from sale of shares	260,462,427	392,482,585
Net asset value of shares issued to shareholders in payment of distributions declared	25,707	14,897
Cost of shares redeemed	(251,672,666)	(434,083,007)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,815,468	(41,585,525)
Change in net assets	8,790,013	(41,559,942)
Net Assets:
Beginning of period	157,129,483	198,689,425
End of period (including undistributed (distributions in excess of) net investment income of $45 and $0, respectively)	$165,919,496	$157,129,483
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Services Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
Semi-Annual Shareholder Report
12

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets; except that Wealth Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers, reimbursements and reduction of $771,060 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended April 30, 2016, unaffiliated third parties waived $34,917 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$28,141	$ (27,361)
Cash Series Shares	118,881	(118,881)
TOTAL	$147,022	$(146,242)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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13

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	94,568,209	$94,568,209	89,725,525	$89,725,525
Shares issued to shareholders in payment of distributions declared	2,102	2,102	1,585	1,585
Shares redeemed	(79,476,204)	(79,476,204)	(100,953,049)	(100,953,049)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	15,094,107	$15,094,107	(11,225,939)	$(11,225,939)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	25,348,064	$25,348,064	81,268,045	$81,268,045
Shares issued to shareholders in payment of distributions declared	5,562	5,562	4,153	4,153
Shares redeemed	(52,214,737)	(52,214,737)	(98,907,214)	(98,907,214)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(26,861,111)	$(26,861,111)	(17,635,016)	$(17,635,016)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	140,546,154	$140,546,154	221,489,015	$221,489,015
Shares issued to shareholders in payment of distributions declared	18,043	18,043	9,159	9,159
Shares redeemed	(119,981,725)	(119,981,725)	(234,222,744)	(234,222,744)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	20,582,472	$20,582,472	(12,724,570)	$(12,724,570)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,815,468	$8,815,468	(41,585,525)	$(41,585,525)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived $292,324 of its fee and voluntarily reimbursed $780 of other operating expenses.
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15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.10%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$11,283	$(11,283)
Cash Series Shares	285,343	(285,343)
TOTAL	$296,626	$(296,626)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57%, 0.72% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $105,525,000 and $96,075,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $171 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 33.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 7.3% of total investments.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.20	$1.39[2]
Service Shares	$1,000	$1,000.20	$1.24[3]
Cash Series Shares	$1,000	$1,000.20	$1.44[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.47	$1.41[2]
Service Shares	$1,000	$1,023.62	$1.26[3]
Cash Series Shares	$1,000	$1,023.42	$1.46[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.28%
Service Shares	0.25%
Cash Series Shares	0.29%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.57% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.83 and $2.87, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.72% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.58 and $3.62, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated New jersey municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group, and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated New Jersey Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N476
CUSIP 60934N468
CUSIP 608919874
2052902 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	NISXX
Service	FNTXX
Cash II	NYCXX
Cash Series	FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.9%
Municipal Notes	22.8%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.4%
8-30 Days	0.0%
31-90 Days	19.9%
91-180 Days	3.3%
181 Days or more	1.1%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		New York—98.1%
$5,000,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	$5,000,000
7,000,000		Central Islip, NY Union Free School District, 1.50% TANs, 6/27/2016	7,011,772
18,450,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.450%, 5/5/2016	18,450,000
2,700,000		Cooperstown, NY CSD, 2.00% BANs, 7/22/2016	2,707,804
6,915,700		Dunkirk, NY City School District, 1.50% BANs, 6/23/2016	6,923,352
6,600,000		Edwards-Knox, NY CSD, 1.75% BANs, 6/28/2016	6,609,537
9,089,300		Fayetteville-Manlius, NY CSD, 1.25% BANs, 6/30/2016	9,101,541
6,200,000		Greenwich, NY CSD, 1.50% BANs, 6/23/2016	6,207,847
7,043,900		Hamburg Town, NY, 1.50% BANs, 7/7/2016	7,054,399
7,500,000		Homer, NY CSD, 2.00% BANs, 7/15/2016	7,525,332
3,405,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/5/2016	3,405,000
7,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.440%, 5/5/2016	7,000,000
6,294,633		Middletown, NY, (Series 2016A), 1.75% BANs, 2/17/2017	6,346,954
1,690,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	1,690,000
7,755,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	7,755,000
18,500,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	18,500,000
770,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.490%, 5/5/2016	770,000
4,015,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.460%, 5/5/2016	4,015,000
4,140,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.460%, 5/5/2016	4,140,000
6,820,000	[3,4]	New York City, NY Municipal Water Finance Authority, Barclays Floater Certificates (Series 2013-3WX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.450%, 5/5/2016	6,820,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, SPEARs (Series DB-1090X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 5/5/2016	$3,000,000
5,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.290%, 5/2/2016	5,000,000
4,590,000	[3,4]	New York City, NY Transitional Finance Authority, SPEARs (Series DB-1075X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 5/5/2016	4,590,000
6,250,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XF2157) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	6,250,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XM0104) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	3,000,000
4,000,000		New York City, NY, (2004 Series H-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.390%, 5/4/2016	4,000,000
10,000,000		New York City, NY, (Series 2004H-3) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.390%, 5/4/2016	10,000,000
6,000,000	[3,4]	New York Liberty Development Corporation, SPEARs (Series DB-1091) Weekly VRDNs (7 World Trade Center LLC)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	6,000,000
18,750,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.520%, 5/5/2016	18,750,000
38,000,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	38,000,000
40,985,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.470%, 5/5/2016	40,985,000
14,100,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.420%, 5/5/2016	14,100,000
7,835,000	[3,4]	New York State Dormitory Authority, SPEARs (Series DB-1022X) Weekly VRDNs (New York State)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	7,835,000
11,580,000	[3,4]	New York State Dormitory Authority, Tender Option Bond Trust Certificates (2015-XM0103) Weekly VRDNs (New York State)/(Wells Fargo Bank, N.A. LIQ), 0.410%, 5/5/2016	11,580,000
7,600,000		New York State HFA, (2008 Series A) Weekly VRDNs (42nd and 10th Street Associates LLC)/(FHLMC LOC), 0.390%, 5/4/2016	7,600,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,300,000		New York State HFA, (2013 Series A) Weekly VRDNs (855 Sixth Avenue)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/4/2016	$3,300,000
32,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.340%, 5/2/2016	32,000,000
26,785,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.430%, 5/4/2016	26,785,000
14,750,000		New York State HFA, (Series 2015A-2) Weekly VRDNs (Durst Pyramid LLC)/(Bank of New York Mellon LOC), 0.390%, 5/4/2016	14,750,000
3,200,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.530%, 5/5/2016	3,200,000
39,300,000		New York State Urban Development Corp., (Series 2004A-3-B) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.410%, 5/5/2016	39,300,000
15,000,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Bank, N.A. LOC), 0.410%, 5/5/2016	15,000,000
15,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 6/24/2016	15,018,457
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	14,500,000
9,500,000		Oakfield-Alabama, NY CSD, 1.50% BANs, 7/7/2016	9,512,590
4,600,000		Onondaga County, NY Trust for Cultural Resources, (Series 2010A) Weekly VRDNs (Syracuse University)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/4/2016	4,600,000
8,590,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.600%, 5/2/2016	8,590,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	1,300,000
4,480,000		Pine Bush, NY CSD, (Series 2015B), 1.75% BANs, 9/1/2016	4,495,989
6,000,000		Plattsburgh, NY City School District, 1.75% BANs, 7/29/2016	6,014,908
1,100,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	1,100,000
2,825,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	2,825,000
6,415,000		Salina, NY, 1.50% BANs, 6/17/2016	6,422,781
4,200,000		Troy, NY Enlarged CSD, 1.50% BANs, 7/1/2016	4,205,559
6,871,896		Wayne, NY CSD, 1.25% BANs, 6/23/2016	6,878,211
8,000,000		West Genesee, NY CSD, 1.50% BANs, 7/29/2016	8,020,363
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$8,700,000		Whitesboro, NY CSD, 1.50% BANs, 6/30/2016	$8,711,895
		TOTAL	554,254,291
		New Jersey—1.6%
9,064,500	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	9,064,500
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	563,318,791
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	1,670,473
		TOTAL NET ASSETS—100%	$564,989,264
At April 30, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $193,124,500, which represented 34.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $193,124,500, which represented 34.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Semi-Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.02%	0.06%	0.13%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.12%	0.13%	0.20%	0.31%	0.31%
Net investment income	0.03%[3]	0.01%	0.01%	0.02%	0.06%	0.12%
Expense waiver/reimbursement[5]	0.43%[3]	0.48%	0.45%	0.39%	0.28%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,601	$215,975	$260,579	$268,137	$354,412	$410,107
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.20%[3,4]	0.12%	0.13%	0.20%	0.35%	0.41%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.87%[3]	0.96%	0.92%	0.86%	0.71%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,753	$194,225	$183,805	$197,712	$205,445	$253,321
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.20% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.12%	0.13%	0.20%	0.35%	0.41%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.92%[3]	0.98%	0.95%	0.89%	0.74%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,948	$65,870	$103,961	$101,130	$123,526	$113,510
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.20%[3,4]	0.12%	0.13%	0.20%	0.35%	0.41%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	1.26%[3]	1.33%	1.30%	1.25%	1.09%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$233,688	$285,077	$314,108	$324,637	$243,370	$205,216
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.20% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$563,318,791
Cash		138,883
Income receivable		1,689,115
Receivable for shares sold		10,321
TOTAL ASSETS		565,157,110
Liabilities:
Payable for shares redeemed	$10,343
Income distribution payable	4,955
Payable to adviser (Note 4)	2,699
Payable for transfer agent fee	41,121
Payable for portfolio accounting fees	39,160
Payable for distribution services fee (Note 4)	34,540
Payable for other service fees (Notes 2 and 4)	29,183
Accrued expenses (Note 4)	5,845
TOTAL LIABILITIES		167,846
Net assets for 564,989,290 shares outstanding		$564,989,264
Net Assets Consist of:
Paid-in capital		$564,989,279
Distributions in excess of net investment income		(15)
TOTAL NET ASSETS		$564,989,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$135,600,674 ÷ 135,600,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$175,753,273 ÷ 175,753,281 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$19,947,745 ÷ 19,947,746 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$233,687,572 ÷ 233,687,582 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$721,062
Expenses:
Investment adviser fee (Note 4)		$1,401,222
Administrative fee (Note 4)		273,939
Custodian fees		11,647
Transfer agent fee		247,916
Directors'/Trustees' fees (Note 4)		3,210
Auditing fees		10,567
Legal fees		7,416
Portfolio accounting fees		81,749
Distribution services fee (Note 4)		1,118,549
Other service fees (Notes 2 and 4)		604,272
Share registration costs		42,885
Printing and postage		21,435
Miscellaneous (Note 4)		13,695
TOTAL EXPENSES		3,838,502
Waivers, Reimbursements and Reduction
Waiver of investment adviser fee (Note 4)	$(1,369,079)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,803,533)
Reduction of custodian fees (Note 5)	(302)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(3,172,914)
Net expenses			665,588
Net investment income			55,474
Change in net assets resulting from operations			$55,474
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$55,474	$87,048
Net realized gain on investments	—	46,992
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	55,474	134,040
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(30,029)	(22,682)
Service Shares	(9,854)	(19,008)
Cash II Shares	(1,866)	(10,727)
Cash Series Shares	(13,740)	(34,612)
Distributions from net realized gain on investments
Wealth Shares	(12,033)	(2,120)
Service Shares	(12,848)	(1,787)
Cash II Shares	(3,684)	(1,019)
Cash Series Shares	(18,430)	(3,045)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(102,484)	(95,000)
Share Transactions:
Proceeds from sale of shares	684,494,305	1,973,894,529
Net asset value of shares issued to shareholders in payment of distributions declared	76,486	78,278
Cost of shares redeemed	(880,683,023)	(2,075,316,857)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(196,112,232)	(101,344,050)
Change in net assets	(196,159,242)	(101,305,010)
Net Assets:
Beginning of period	761,148,506	862,453,516
End of period (including undistributed (distributions in excess of) net investment income of $(15) and $0, respectively)	$564,989,264	$761,148,506
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Services Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $3,172,914 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended April 30, 2016, unaffiliated third parties waived $137,394 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$213,745	$(21,090)	$(176,598)
Cash II Shares	46,593	—	(46,593)
Cash Series Shares	343,934	—	(343,934)
TOTAL	$604,272	$(21,090)	$(567,125)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	102,970,273	$102,970,273	257,193,707	$257,193,707
Shares issued to shareholders in payment of distributions declared	29,624	29,624	21,242	21,242
Shares redeemed	(183,361,242)	(183,361,242)	(301,829,555)	(301,829,555)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(80,361,345)	$(80,361,345)	(44,614,606)	$(44,614,606)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	325,120,786	$325,120,786	818,331,476	$818,331,476
Shares issued to shareholders in payment of distributions declared	9,873	9,873	8,539	8,539
Shares redeemed	(343,590,956)	(343,590,956)	(807,930,068)	(807,930,068)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(18,460,297)	$(18,460,297)	10,409,947	$10,409,947

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	23,395,919	$23,395,919	124,795,922	$124,795,922
Shares issued to shareholders in payment of distributions declared	5,541	5,541	11,741	11,741
Shares redeemed	(69,319,967)	(69,319,967)	(162,901,501)	(162,901,501)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(45,918,507)	$(45,918,507)	(38,093,838)	$(38,093,838)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	233,007,327	$233,007,327	773,573,422	$773,573,422
Shares issued to shareholders in payment of distributions declared	31,448	31,448	36,756	36,756
Shares redeemed	(284,410,858)	(284,410,858)	(802,655,731)	(802,655,731)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(51,372,083)	$(51,372,083)	(29,045,553)	$(29,045,553)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(196,112,232)	$(196,112,232)	(101,344,050)	$(101,344,050)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its fee of $1,369,079.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$246,515	(238,935)
Cash II Shares	46,593	(44,052)
Cash Series Shares	825,441	(794,937)
TOTAL	$1,118,549	$(1,077,924)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $8,456 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $21,090 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.53%, 0.76% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $268,755,000 and $285,500,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $302 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 40% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.4% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.20	$0.85[2]
Service Shares	$1,000	$1,000.10	$0.99[3]
Cash II Shares	$1,000	$1,000.10	$0.85[4]
Cash Series Shares	$1,000	$1,000.10	$0.99[5]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.02	$0.86[2]
Service Shares	$1,000	$1,023.87	$1.01[3]
Cash II Shares	$1,000	$1,024.02	$0.86[4]
Cash Series Shares	$1,000	$1,023.87	$1.01[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366) (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.17%
Service Shares	0.20%
Cash II Shares	0.17%
Cash Series Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current annualized net expense ratio of 0.31% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.54 and $1.56, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.53% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.64 and $2.66, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.76% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.78 and $3.82, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.02 and $5.07, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated new york municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
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change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report
28

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.9%
Municipal Notes	22.8%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.4%
8-30 Days	0.0%
31-90 Days	19.9%
91-180 Days	3.3%
181 Days or more	1.1%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		New York—98.1%
$5,000,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	$5,000,000
7,000,000		Central Islip, NY Union Free School District, 1.50% TANs, 6/27/2016	7,011,772
18,450,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.450%, 5/5/2016	18,450,000
2,700,000		Cooperstown, NY CSD, 2.00% BANs, 7/22/2016	2,707,804
6,915,700		Dunkirk, NY City School District, 1.50% BANs, 6/23/2016	6,923,352
6,600,000		Edwards-Knox, NY CSD, 1.75% BANs, 6/28/2016	6,609,537
9,089,300		Fayetteville-Manlius, NY CSD, 1.25% BANs, 6/30/2016	9,101,541
6,200,000		Greenwich, NY CSD, 1.50% BANs, 6/23/2016	6,207,847
7,043,900		Hamburg Town, NY, 1.50% BANs, 7/7/2016	7,054,399
7,500,000		Homer, NY CSD, 2.00% BANs, 7/15/2016	7,525,332
3,405,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/5/2016	3,405,000
7,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.440%, 5/5/2016	7,000,000
6,294,633		Middletown, NY, (Series 2016A), 1.75% BANs, 2/17/2017	6,346,954
1,690,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	1,690,000
7,755,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	7,755,000
18,500,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	18,500,000
770,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.490%, 5/5/2016	770,000
4,015,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.460%, 5/5/2016	4,015,000
4,140,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.460%, 5/5/2016	4,140,000
6,820,000	[3,4]	New York City, NY Municipal Water Finance Authority, Barclays Floater Certificates (Series 2013-3WX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.450%, 5/5/2016	6,820,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, SPEARs (Series DB-1090X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 5/5/2016	$3,000,000
5,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.290%, 5/2/2016	5,000,000
4,590,000	[3,4]	New York City, NY Transitional Finance Authority, SPEARs (Series DB-1075X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 5/5/2016	4,590,000
6,250,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XF2157) Weekly VRDNs (Citibank NA, New York LIQ), 0.440%, 5/5/2016	6,250,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XM0104) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	3,000,000
4,000,000		New York City, NY, (2004 Series H-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.390%, 5/4/2016	4,000,000
10,000,000		New York City, NY, (Series 2004H-3) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.390%, 5/4/2016	10,000,000
6,000,000	[3,4]	New York Liberty Development Corporation, SPEARs (Series DB-1091) Weekly VRDNs (7 World Trade Center LLC)/(Deutsche Bank AG LIQ), 0.490%, 5/5/2016	6,000,000
18,750,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.520%, 5/5/2016	18,750,000
38,000,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	38,000,000
40,985,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.470%, 5/5/2016	40,985,000
14,100,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.420%, 5/5/2016	14,100,000
7,835,000	[3,4]	New York State Dormitory Authority, SPEARs (Series DB-1022X) Weekly VRDNs (New York State)/(Deutsche Bank AG LIQ), 0.500%, 5/5/2016	7,835,000
11,580,000	[3,4]	New York State Dormitory Authority, Tender Option Bond Trust Certificates (2015-XM0103) Weekly VRDNs (New York State)/(Wells Fargo Bank, N.A. LIQ), 0.410%, 5/5/2016	11,580,000
7,600,000		New York State HFA, (2008 Series A) Weekly VRDNs (42nd and 10th Street Associates LLC)/(FHLMC LOC), 0.390%, 5/4/2016	7,600,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,300,000		New York State HFA, (2013 Series A) Weekly VRDNs (855 Sixth Avenue)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/4/2016	$3,300,000
32,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.340%, 5/2/2016	32,000,000
26,785,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.430%, 5/4/2016	26,785,000
14,750,000		New York State HFA, (Series 2015A-2) Weekly VRDNs (Durst Pyramid LLC)/(Bank of New York Mellon LOC), 0.390%, 5/4/2016	14,750,000
3,200,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.530%, 5/5/2016	3,200,000
39,300,000		New York State Urban Development Corp., (Series 2004A-3-B) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.410%, 5/5/2016	39,300,000
15,000,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Bank, N.A. LOC), 0.410%, 5/5/2016	15,000,000
15,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 6/24/2016	15,018,457
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.470%, 5/5/2016	14,500,000
9,500,000		Oakfield-Alabama, NY CSD, 1.50% BANs, 7/7/2016	9,512,590
4,600,000		Onondaga County, NY Trust for Cultural Resources, (Series 2010A) Weekly VRDNs (Syracuse University)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/4/2016	4,600,000
8,590,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.600%, 5/2/2016	8,590,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	1,300,000
4,480,000		Pine Bush, NY CSD, (Series 2015B), 1.75% BANs, 9/1/2016	4,495,989
6,000,000		Plattsburgh, NY City School District, 1.75% BANs, 7/29/2016	6,014,908
1,100,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	1,100,000
2,825,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	2,825,000
6,415,000		Salina, NY, 1.50% BANs, 6/17/2016	6,422,781
4,200,000		Troy, NY Enlarged CSD, 1.50% BANs, 7/1/2016	4,205,559
6,871,896		Wayne, NY CSD, 1.25% BANs, 6/23/2016	6,878,211
8,000,000		West Genesee, NY CSD, 1.50% BANs, 7/29/2016	8,020,363
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$8,700,000		Whitesboro, NY CSD, 1.50% BANs, 6/30/2016	$8,711,895
		TOTAL	554,254,291
		New Jersey—1.6%
9,064,500	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	9,064,500
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	563,318,791
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	1,670,473
		TOTAL NET ASSETS—100%	$564,989,264
At April 30, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $193,124,500, which represented 34.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $193,124,500, which represented 34.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Semi-Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.02%	0.06%	0.13%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.12%	0.13%	0.20%	0.31%	0.31%
Net investment income	0.03%[3]	0.01%	0.01%	0.02%	0.06%	0.12%
Expense waiver/reimbursement[5]	0.43%[3]	0.48%	0.45%	0.39%	0.28%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,601	$215,975	$260,579	$268,137	$354,412	$410,107
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$563,318,791
Cash		138,883
Income receivable		1,689,115
Receivable for shares sold		10,321
TOTAL ASSETS		565,157,110
Liabilities:
Payable for shares redeemed	$10,343
Income distribution payable	4,955
Payable to adviser (Note 4)	2,699
Payable for transfer agent fee	41,121
Payable for portfolio accounting fees	39,160
Payable for distribution services fee (Note 4)	34,540
Payable for other service fees (Notes 2 and 4)	29,183
Accrued expenses (Note 4)	5,845
TOTAL LIABILITIES		167,846
Net assets for 564,989,290 shares outstanding		$564,989,264
Net Assets Consist of:
Paid-in capital		$564,989,279
Distributions in excess of net investment income		(15)
TOTAL NET ASSETS		$564,989,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$135,600,674 ÷ 135,600,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$175,753,273 ÷ 175,753,281 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$19,947,745 ÷ 19,947,746 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$233,687,572 ÷ 233,687,582 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$721,062
Expenses:
Investment adviser fee (Note 4)		$1,401,222
Administrative fee (Note 4)		273,939
Custodian fees		11,647
Transfer agent fee		247,916
Directors'/Trustees' fees (Note 4)		3,210
Auditing fees		10,567
Legal fees		7,416
Portfolio accounting fees		81,749
Distribution services fee (Note 4)		1,118,549
Other service fees (Notes 2 and 4)		604,272
Share registration costs		42,885
Printing and postage		21,435
Miscellaneous (Note 4)		13,695
TOTAL EXPENSES		3,838,502
Waivers, Reimbursements and Reduction
Waiver of investment adviser fee (Note 4)	$(1,369,079)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,803,533)
Reduction of custodian fees (Note 5)	(302)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(3,172,914)
Net expenses			665,588
Net investment income			55,474
Change in net assets resulting from operations			$55,474
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$55,474	$87,048
Net realized gain on investments	—	46,992
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	55,474	134,040
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(30,029)	(22,682)
Service Shares	(9,854)	(19,008)
Cash II Shares	(1,866)	(10,727)
Cash Series Shares	(13,740)	(34,612)
Distributions from net realized gain on investments
Wealth Shares	(12,033)	(2,120)
Service Shares	(12,848)	(1,787)
Cash II Shares	(3,684)	(1,019)
Cash Series Shares	(18,430)	(3,045)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(102,484)	(95,000)
Share Transactions:
Proceeds from sale of shares	684,494,305	1,973,894,529
Net asset value of shares issued to shareholders in payment of distributions declared	76,486	78,278
Cost of shares redeemed	(880,683,023)	(2,075,316,857)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(196,112,232)	(101,344,050)
Change in net assets	(196,159,242)	(101,305,010)
Net Assets:
Beginning of period	761,148,506	862,453,516
End of period (including undistributed (distributions in excess of) net investment income of $(15) and $0, respectively)	$564,989,264	$761,148,506
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Services Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $3,172,914 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended April 30, 2016, unaffiliated third parties waived $137,394 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$213,745	$(21,090)	$(176,598)
Cash II Shares	46,593	—	(46,593)
Cash Series Shares	343,934	—	(343,934)
TOTAL	$604,272	$(21,090)	$(567,125)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	102,970,273	$102,970,273	257,193,707	$257,193,707
Shares issued to shareholders in payment of distributions declared	29,624	29,624	21,242	21,242
Shares redeemed	(183,361,242)	(183,361,242)	(301,829,555)	(301,829,555)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(80,361,345)	$(80,361,345)	(44,614,606)	$(44,614,606)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	325,120,786	$325,120,786	818,331,476	$818,331,476
Shares issued to shareholders in payment of distributions declared	9,873	9,873	8,539	8,539
Shares redeemed	(343,590,956)	(343,590,956)	(807,930,068)	(807,930,068)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(18,460,297)	$(18,460,297)	10,409,947	$10,409,947

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	23,395,919	$23,395,919	124,795,922	$124,795,922
Shares issued to shareholders in payment of distributions declared	5,541	5,541	11,741	11,741
Shares redeemed	(69,319,967)	(69,319,967)	(162,901,501)	(162,901,501)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(45,918,507)	$(45,918,507)	(38,093,838)	$(38,093,838)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	233,007,327	$233,007,327	773,573,422	$773,573,422
Shares issued to shareholders in payment of distributions declared	31,448	31,448	36,756	36,756
Shares redeemed	(284,410,858)	(284,410,858)	(802,655,731)	(802,655,731)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(51,372,083)	$(51,372,083)	(29,045,553)	$(29,045,553)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(196,112,232)	$(196,112,232)	(101,344,050)	$(101,344,050)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its fee of $1,369,079.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$246,515	(238,935)
Cash II Shares	46,593	(44,052)
Cash Series Shares	825,441	(794,937)
TOTAL	$1,118,549	$(1,077,924)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $8,456 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $21,090 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.53%, 0.76% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $268,755,000 and $285,500,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $302 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 40% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.4% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,000.20	$0.85[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.02	$0.86[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current annualized net expense ratio of 0.31% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.54 and $1.56, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated new york municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
24

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report
25

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
35088 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	OHIXX
Service	OHTXX
Cash II	FOHXX

Federated Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.4%
Municipal Notes	20.3%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.4%
8-30 Days	0.5%
31-90 Days	9.3%
91-180 Days	0.6%
181 Days or more	9.9%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Ohio—99.7%
$7,000,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.300%, 5/2/2016	$$7,000,000
3,000,000		Athens County, OH Port Authority, (Series 2000) Weekly VRDNs (Housing for Ohio, Inc.)/(Barclays Bank PLC LOC), 0.400%, 5/5/2016	3,000,000
5,000,000		Avon, OH, 1.25% BANs, 2/2/2017	5,019,526
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	1,900,000
965,000		Butler County, OH, (Series 2005A) Weekly VRDNs (CCAO Service Corporation)/(U.S. Bank, N.A. LOC), 0.410%, 5/5/2016	965,000
4,900,000		Chillicothe, OH City School District, 2.00% BANs, 7/7/2016	4,912,977
1,925,000		Cleveland Heights, OH, 1.375% BANs, 7/29/2016	1,928,136
550,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(PNC Bank, N.A. LOC), 0.430%, 5/5/2016	550,000
3,000,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2003) Weekly VRDNs (Carnegie/96th Research Building LLC)/(PNC Bank, N.A. LOC), 0.400%, 5/4/2016	3,000,000
14,460,000	[3,4]	Columbus, OH City School District, SPEARs (Series DBE-289) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.510%, 5/5/2016	14,460,000
3,000,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.410%, 5/5/2016	3,000,000
2,200,000		Coshocton, OH, (Series 1999) Weekly VRDNs (Coshocton County Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/5/2016	2,200,000
1,510,000		Coshocton, OH, 2.20% BANs, 2/23/2017	1,527,065
6,865,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	6,865,000
5,695,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(KeyBank, N.A. LOC), 0.530%, 5/5/2016	5,695,000
5,100,000		Cuyahoga Falls, OH, 1.20% BANs, 12/1/2016	5,120,754
2,500,000		Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(PNC Bank, N.A. LOC), 0.420%, 5/5/2016	2,500,000
3,980,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.400%, 5/5/2016	3,980,000
1,165,000	[3,4]	Franklin County, OH Hospital Facility Authority, Barclays Floater Certificates (Series 2011-21B) Weekly VRDNs (OhioHealth Corp,)/(Barclays Bank PLC LIQ), 0.450%, 5/5/2016	1,165,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—continued
$900,000	Franklin County, OH Hospital Facility Authority, Series A Weekly VRDNs (U.S. Health Corp. of Columbus)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/5/2016	$900,000
10,000,000	Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.14% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/1/2016	10,000,000
8,830,000	Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 5/5/2016	8,830,000
6,300,000	Hamilton County, OH Hospital Facilities Authority Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/5/2016	6,300,000
17,600,000	Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.500%, 5/5/2016	17,600,000
300,000	Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/5/2016	300,000
4,970,000	Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.420%, 5/6/2016	4,970,000
1,805,000	Hamilton County, OH, (Series 2008) Weekly VRDNs (The Children's Home of Cincinnati)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2016	1,805,000
360,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.590%, 5/5/2016	360,000
4,060,000	Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2016	4,060,000
1,450,000	Johnstown, OH, 2.00% BANs, 11/10/2016	1,460,253
730,000	Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.560%, 5/5/2016	730,000
1,270,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2016	1,270,000
8,305,000	Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/5/2016	8,305,000
340,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.560%, 5/5/2016	340,000
1,770,000	Lorain County, OH, 1.75% BANs, 7/6/2016	1,773,325
2,000,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.540%, 5/5/2016	2,000,000
1,750,000	Marietta, OH, 1.00% BANs, 5/13/2016	1,750,199
2,925,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.450%, 5/5/2016	2,925,000
1,100,000	Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.570%, 5/5/2016	1,100,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$2,805,000		Miami County, OH, 1.75% BANs, 11/22/2016	$2,824,526
2,000,000		Miamisburg, OH, Road Improvement Bonds, 1.75% BANs, 3/8/2017	2,016,900
7,920,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.410%, 5/5/2016	7,920,000
1,000,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.280%, 5/2/2016	1,000,000
5,900,000		Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.280%, 5/2/2016	5,900,000
6,600,000		Newark, OH, 1.20% BANs, 7/21/2016	6,608,700
4,000,000		Newark, OH, 1.50% BANs, 11/17/2016	4,016,263
18,800,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1) Weekly VRDPs (Royal Bank of Canada LIQ), 0.530%, 5/5/2016	18,800,000
9,760,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 5/4/2016	9,760,000
3,600,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 5/5/2016	3,600,000
3,325,000		Ohio State Higher Educational Facility Commission, (Series 2006A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2016	3,325,000
5,960,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 5/5/2016	5,960,000
1,300,000		Ohio State Higher Educational Facility Commission, (Series 2013B-3) Daily VRDNs (Cleveland Clinic)/(U.S. Bank, N.A. LIQ), 0.280%, 5/2/2016	1,300,000
3,400,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/5/2016	3,400,000
14,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (Case Western Reserve University, OH)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 5/5/2016	14,380,000
11,250,000	[3,4]	Ohio State Higher Educational Facility Commission, Tender Option Bond Trust Certificates (2015-XF2176) Weekly VRDNs (University Hospitals Health System, Inc.)/(GTD by Morgan Stanley)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	11,250,000
1,900,000		Ohio State University, (Series 1997) Weekly VRDNs, 0.390%, 5/5/2016	1,900,000
1,905,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2008-B) Daily VRDNs (First Energy Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.280%, 5/2/2016	1,905,000
1,175,000		Ohio State, General Obligation Infrastructure Improvement Bonds (Series 2003B) Weekly VRDNs, 0.420%, 5/4/2016	1,175,000
5,000,000		Ohio Water Development Authority, (Series 2001) Weekly VRDNs (Timken Co.)/(Northern Trust Co., Chicago, IL LOC), 0.410%, 5/4/2016	5,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—continued
$2,520,000	Parma Heights, OH, 1.00% BANs, 7/20/2016	$2,521,911
1,575,000	Parma, OH, (Series 2008) Weekly VRDNs (Catholic Charites)/(Citizens Bank, N.A., Providence LOC), 0.540%, 5/6/2016	1,575,000
1,551,000	Parma, OH, 1.00% BANs, 7/28/2016	1,552,294
2,548,000	Parma, OH, 1.25% BANs, 12/1/2016	2,555,422
2,300,000	Pickerington, OH, 1.25% BANs, 2/9/2017	2,307,964
910,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.450%, 5/5/2016	910,000
1,000,000	Richland County, OH, 1.80% BANs, 7/21/2016	1,002,306
5,130,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 5/5/2016	5,130,000
2,400,000	Sharonville, OH, 1.25% BANs, 7/6/2016	2,403,011
2,900,000	Springboro, OH, 1.50% BANs, 1/26/2017	2,917,634
190,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.800%, 5/4/2016	190,000
680,000	Summit County, OH IDA, (Series 1998( Weekly VRDNs (Waldonia Investment)/(KeyBank, N.A. LOC), 0.570%, 5/4/2016	680,000
1,400,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.560%, 5/5/2016	1,400,000
70,000	Summit County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.560%, 5/5/2016	70,000
555,000	Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.560%, 5/5/2016	555,000
3,035,000	Tipp City, OH, (Series A), 1.20% BANs, 2/15/2017	3,046,213
4,635,000	Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	4,635,000
7,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(AgriBank FCB LOC), 0.510%, 5/5/2016	7,000,000
22,440,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2016	22,440,000
4,380,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.590%, 5/5/2016	4,380,000
	TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	330,880,379
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	879,575
	TOTAL NET ASSETS—100%	$331,759,954
Semi-Annual Shareholder Report
5

Securities that are subject to the federal alternative minimum tax (AMT) represent 20.3% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $60,055,000, which represented 18.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $60,055,000, which represented 18.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
6

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	—	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.19%[3,4]	0.12%	0.18%	0.22%	0.32%	0.46%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.37%[3]	0.44%	0.39%	0.33%	0.24%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$269,358	$278,899	$229,753	$257,317	$289,835	$197,209
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.19% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	—	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.12%	0.18%	0.22%	0.31%	0.47%
Net investment income	0.01%[4]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.64%[4]	0.69%	0.64%	0.58%	0.50%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,897	$40,560	$24,096	$44,654	$52,266	$62,332
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	—	—	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.18%[3,4]	0.12%	0.18%	0.22%	0.31%	0.46%
Net investment income	0.01%[4]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.93%[4]	0.99%	0.94%	0.88%	0.80%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,505	$39,426	$40,306	$38,365	$36,674	$37,145
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.18% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$330,880,379
Cash		468,720
Income receivable		483,063
Receivable for shares sold		15,907
Prepaid expenses		8,779
TOTAL ASSETS		331,856,848
Liabilities:
Payable for shares redeemed	$53,126
Income distribution payable	2,306
Payable to adviser (Note 4)	6,049
Payable for portfolio accounting fees	32,002
Payable for other service fees (Note 4)	3,411
TOTAL LIABILITIES		96,894
Net assets for 331,749,744 shares outstanding		$331,759,954
Net Assets Consist of:
Paid-in capital		$331,759,937
Undistributed net investment income		17
TOTAL NET ASSETS		$331,759,954
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$269,358,339 ÷ 269,349,955 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$31,896,569 ÷ 31,895,669 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$30,505,046 ÷ 30,504,120 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$379,042
Expenses:
Investment adviser fee (Note 4)		$782,033
Administrative fee (Note 4)		152,887
Custodian fees		6,675
Transfer agent fee		25,532
Directors'/Trustees' fees (Note 4)		1,632
Auditing fees		9,746
Legal fees		4,043
Portfolio accounting fees		64,845
Distribution services fee (Note 2)		52,372
Other service fees (Notes 2 and 4)		100,441
Share registration costs		33,889
Printing and postage		11,354
Miscellaneous (Note 4)		7,642
TOTAL EXPENSES		1,253,091
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(725,589)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(167,186)
Reduction of custodian fees (Note 5)	(1,002)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(893,777)
Net expenses			359,314
Net investment income			19,728
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,728	$37,295
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(15,719)	(29,576)
Service Shares	(2,247)	(3,232)
Cash II Shares	(1,745)	(3,408)
Distributions from net realized gain on investments
Wealth Shares	—	(4,236)
Service Shares	—	(544)
Cash II Shares	—	(490)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,711)	(41,486)
Share Transactions:
Proceeds from sale of shares	360,607,503	804,466,654
Proceeds from shares issued in connection with the tax-free transfer of assets from Touchstone Ohio Tax-Free Money Market Fund	—	39,789,300
Net asset value of shares issued to shareholders in payment of distributions declared	4,629	10,370
Cost of shares redeemed	(387,737,203)	(779,532,435)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,125,071)	64,733,889
Change in net assets	(27,112,070)	64,729,698
Net Assets:
Beginning of period	358,885,008	294,155,310
End of period (including undistributed net investment income of $17 and $0, respectively)	$331,759,954	$358,885,008
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Ohio Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Services Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
On June 19, 2015, the Fund acquired all of the net assets of Touchstone Ohio Tax-Free Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on May 29, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on November 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2015, were as follows:
Net investment loss*	$(23,131)
Net realized gain on investments	$3,111
Net decrease in net assets resulting from operations	$(20,020)
*	Net investment loss includes $67,321 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of October 31, 2015.
For every one share of Touchstone Ohio Tax-Free Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Wealth Shares.
For every one share of Touchstone Ohio Tax-Free Money Market Fund Class A Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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The Fund received net assets from Touchstone Ohio Tax-Free Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Touchstone Ohio Tax-Free Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
39,776,317	$39,789,300	$394,660,669	$434,449,969
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to
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each class based on relative average daily net assets; except that Wealth Shares, Service Shares and Cash II Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $893,777 are disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $14,418 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash II Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Series Shares	$56,797	$(953)	$(54,471)
Cash II Series Shares	43,644	—	(43,644)
TOTAL	$100,441	$(953)	$(98,115)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	279,308,117	$279,308,509	649,917,143	$649,917,143
Shares issued in connection with the tax-free transfer of assets from Touchstone Ohio Tax-Free Money Market Fund	—	—	32,618,218	32,626,228
Shares issued to shareholders in payment of distributions declared	2,166	2,166	5,465	5,465
Shares redeemed	(288,851,552)	(288,851,552)	(633,400,233)	(633,400,233)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(9,541,269)	$(9,540,877)	49,140,593	$49,148,603
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	48,301,609	$48,301,415	89,148,514	$89,148,514
Shares issued in connection with the tax-free transfer of assets from Touchstone Ohio Tax-Free Money Market Fund	—	—	7,158,099	7,163,072
Shares issued to shareholders in payment of distributions declared	1,129	1,129	1,819	1,819
Shares redeemed	(56,965,637)	(56,965,637)	(79,846,615)	(79,846,615)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,662,899)	$(8,663,093)	16,461,817	$16,466,790

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	32,997,777	$32,997,579	65,400,997	$65,400,997
Shares issued to shareholders in payment of distributions declared	1,334	1,334	3,086	3,086
Shares redeemed	(41,920,014)	(41,920,014)	(66,285,587)	(66,285,587)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(8,920,903)	$(8,921,101)	(881,504)	$(881,504)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(27,125,071)	$(27,125,071)	64,720,906	$64,733,889
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived $725,589 of its fee and reimbursed $1,350 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$52,372	$(52,350)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $953 and received $172 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will
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not exceed 0.52%, 0.72% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $168,720,000 and $174,320,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $1,002 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 66.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 13.9% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.10	$0.94[2]
Service Shares	$1,000	$1,000.10	$0.85[3]
Cash II Shares	$1,000	$1,000.10	$0.90[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.92	$0.96[2]
Service Shares	$1,000	$1,024.02	$0.86[3]
Cash II Shares	$1,000	$1,023.97	$0.91[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.19%
Service Shares	0.17%
Cash II Shares	0.18%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.52% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.59 and $2.61, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.72% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.58 and $3.62, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated ohio municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Ohio Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N427
CUSIP 60934N393
CUSIP 60934N419
2052903 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	PAMXX
Service	FPAXX
Cash Series	PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	62.5%
Municipal Notes	33.0%
Other Assets and Liabilities—Net[2]	4.5%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.5%
8-30 Days	6.0%
31-90 Days	20.9%
91-180 Days	3.5%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	4.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—95.5%[1,2]
		Pennsylvania—95.5%
$6,665,000	[3,4]	Allegheny County Sanitation Authority, Tender Option Bond Trust Certificates (2015-XM0082) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 5/5/2016	$6,665,000
6,400,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2016	6,400,000
1,110,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.440%, 5/5/2016	1,110,000
2,000,000		Bucks County, PA, (Series of 2015), 2.00% Bonds, 6/1/2016	2,002,834
2,820,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/5/2016	2,820,000
6,645,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.390%, 5/5/2016	6,645,000
1,570,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.390%, 5/5/2016	1,570,000
910,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 5/6/2016	910,000
6,885,000		Chester County, PA HEFA, (Series of 2009) Weekly VRDNs (Tel Hai Obligated Group Project)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2016	6,885,000
7,310,000		Commonwealth of Pennsylvania, (Third Series A), 5.00% Bonds, 7/15/2016	7,380,542
5,000,000		Dallastown Area School District, PA VRNs, 1.500%, 4/14/2017	5,032,098
4,445,000		Dallastown Area School District, PA, BANs VRNs, 0.500%, 9/30/2016	4,463,286
3,490,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.420%, 5/5/2016	3,490,000
2,400,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.430%, 5/5/2016	2,400,000
7,080,000	[3,4]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.56% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/19/2016	7,080,000
4,795,000	[3,4]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 0.56% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ) 5/12/2016	4,795,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.800%, 5/5/2016	1,425,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$2,140,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.430%, 5/5/2016	$2,140,000
2,000,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.430%, 5/5/2016	2,000,000
1,720,000		Lehigh County, PA General Purpose Authority, (Series B of 1998) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.590%, 5/5/2016	1,720,000
1,385,000		Lower Merion, PA School District, 4.00% Bonds, 9/1/2016	1,402,532
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.490%, 5/5/2016	16,000,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.530%, 5/5/2016	18,000,000
1,665,000	[3,4]	Pennsylvania Economic Development Financing Authority, Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/5/2016	1,665,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.430%, 5/5/2016	2,870,000
5,235,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.450%, 5/4/2016	5,235,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.430%, 5/5/2016	3,500,000
8,750,000	[3,4]	Pennsylvania State Turnpike Commission, SPEARs (Series DB-1179) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.530%, 5/5/2016	8,750,000
11,025,000	[3,4]	Philadelphia, PA Municipal Authority, Stage Trust (Series 2009-36C), 0.56% TOBs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 6/2/2016	11,025,000
4,000,000		Philadelphia, PA School District, (Series 2010F) Weekly VRDNs (Barclays Bank PLC LOC), 0.400%, 5/5/2016	4,000,000
10,490,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2010A), 5.00% Bonds, 6/15/2016	10,550,297
10,000,000		Philadelphia, PA, (Series A of 2015-2016), 2.00% TRANs, 6/30/2016	10,028,109
1,020,000		Pittsburgh, PA Water & Sewer Authority, 5.00% Bonds (Assured Guaranty Municipal Corp. INS), 9/1/2016	1,035,086
390,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.430%, 5/5/2016	390,000
1,000,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/6/2016	1,000,000
14,000,000	[3,4]	State Public School Building Authority, PA, Floater Certificates (Series 2006-1479) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.580%, 5/5/2016	14,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—continued
$895,000	York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 5/6/2016	$895,000
	TOTAL MUNICIPAL INVESTMENTS—95.5% (AT AMORTIZED COST)[5]	187,279,784
	OTHER ASSETS AND LIABILITIES - NET—4.5%[6]	8,752,269
	TOTAL NET ASSETS—100%	$196,032,053
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.1%	0.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $77,215,000, which represented 39.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $77,215,000, which represented 39.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.03%	0.02%	0.02%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.13%	0.12%	0.22%	0.34%	0.42%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.03%
Expense waiver/reimbursement[5]	0.45%[3]	0.49%	0.45%	0.39%	0.25%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,603	$44,264	$61,114	$79,413	$93,370	$93,679
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.03%	0.02%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.17%[3,4]	0.13%	0.12%	0.22%	0.34%	0.43%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	0.70%[3]	0.74%	0.71%	0.63%	0.50%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$83,574	$103,462	$120,457	$120,509	$129,670	$173,450
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.03%	0.02%	0.02%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.16%[3,4]	0.13%	0.12%	0.22%	0.34%	0.44%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.02%	0.02%
Expense waiver/reimbursement[5]	1.11%[3]	1.14%	1.11%	1.03%	0.90%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,856	$83,856	$90,441	$108,681	$134,865	$67,514
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended April 30, 2016, was 0.16% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$187,279,784
Cash		295,648
Income receivable		573,293
Receivable for investments sold		7,924,334
Receivable for shares sold		17,218
Prepaid expenses		328
TOTAL ASSETS		196,090,605
Liabilities:
Payable for shares redeemed	$13,044
Income distribution payable	1,021
Payable to adviser (Note 4)	2,755
Payable for portfolio accounting fees	23,718
Payable for other service fees (Notes 2 and 4)	8,075
Payable for share registration costs	9,939
TOTAL LIABILITIES		58,552
Net assets for 196,032,149 shares outstanding		$196,032,053
Net Assets Consist of:
Paid-in capital		$196,032,085
Distributions in excess of net investment income		(32)
TOTAL NET ASSETS		$196,032,053
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$44,602,892 ÷ 44,602,921 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$83,573,652 ÷ 83,573,701 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$67,855,509 ÷ 67,855,527 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$214,653
Expenses:
Investment adviser fee (Note 4)		$485,650
Administrative fee (Note 4)		94,945
Custodian fees		4,324
Transfer agent fee		48,770
Directors'/Trustees' fees (Note 4)		1,062
Auditing fees		9,746
Legal fees		3,495
Portfolio accounting fees		51,942
Distribution services fee (Note 4)		169,177
Other service fees (Notes 2 and 4)		241,023
Share registration costs		34,004
Printing and postage		12,632
Miscellaneous (Note 4)		5,642
TOTAL EXPENSES		1,162,412
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(485,650)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(474,100)
Reduction of custodian fees (Note 5)	(130)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(959,880)
Net expenses			202,532
Net investment income			$12,121
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,121	$25,242
Net realized gain on investments	—	105,120
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,121	130,362
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(2,500)	(5,846)
Service Shares	(5,422)	(10,865)
Cash Series Shares	(4,231)	(9,056)
Distributions from net realized gain on investments
Wealth Shares	(22,579)	(10,220)
Service Shares	(42,957)	(19,965)
Cash Series Shares	(39,584)	(15,573)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(117,273)	(71,525)
Share Transactions:
Proceeds from sale of shares	352,173,777	735,823,146
Net asset value of shares issued to shareholders in payment of distributions declared	55,674	31,530
Cost of shares redeemed	(387,675,043)	(776,342,645)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,445,592)	(40,487,969)
Change in net assets	(35,550,744)	(40,429,132)
Net Assets:
Beginning of period	231,582,797	272,011,929
End of period (including undistributed (distributions in excess of) net investment income of $(32) and $0, respectively)	$196,032,053	$231,582,797
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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12

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $959,880 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $42,711 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$135,287	$(4,347)	$(126,953)
Cash Series Shares	105,736	—	(105,736)
TOTAL	$241,023	$(4,347)	$(232,689)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	91,806,474	$91,806,474	226,787,358	$226,787,358
Shares issued to shareholders in payment of distributions declared	1,160	1,160	901	901
Shares redeemed	(91,449,504)	(91,449,504)	(243,646,866)	(243,646,866)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	358,130	$358,130	(16,858,607)	$(16,858,607)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	135,410,815	$135,410,815	309,392,093	$309,392,093
Shares issued to shareholders in payment of distributions declared	11,218	11,218	6,105	6,105
Shares redeemed	(155,262,986)	(155,262,986)	(326,420,361)	(326,420,361)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,840,953)	$(19,840,953)	(17,022,163)	$(17,022,163)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	124,956,488	$124,956,488	199,643,696	$199,643,696
Shares issued to shareholders in payment of distributions declared	43,296	43,296	24,524	24,524
Shares redeemed	(140,962,553)	(140,962,553)	(206,275,419)	(206,275,419)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(15,962,769)	$(15,962,769)	(6,607,199)	$(6,607,199)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(35,445,592)	$(35,445,592)	(40,487,969)	$(40,487,969)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $485,650 and voluntarily reimbursed $25,205 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$169,177	$(169,148)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC reimbursed $4,347 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.46%, 0.66% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $133,525,000 and $217,490,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $130 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 62.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.5% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.50	$0.85[2]
Service Shares	$1,000	$1,000.50	$0.85[3]
Cash Series Shares	$1,000	$1,000.50	$0.80[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.02	$0.86[2]
Service Shares	$1,000	$1,024.02	$0.86[3]
Cash Series Shares	$1,000	$1,024.07	$0.81[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.17%
Service Shares	0.17%
Cash Series Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.31, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.66% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.28 and $3.32, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated pennsylvania municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
0052405 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Wealth	VAIXX
Service	VACXX
Cash Series	VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.8%
Municipal Notes	8.2%
Commercial Paper	2.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At April 30, 2016, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.5%
8-30 Days	4.5%
31-90 Days	2.5%
91-180 Days	0.0%
181 Days or more	10.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.01%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1,2]
		Virginia—97.5%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.470%, 5/4/2016	$5,500,000
850,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.510%, 5/4/2016	850,000
15,750,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.470%, 5/4/2016	15,750,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.460%, 5/5/2016	6,150,000
690,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.570%, 5/4/2016	690,000
11,600,000	[3,4]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 5/5/2016	11,600,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.560%, 5/5/2016	8,000,000
9,000,000		Chesapeake, VA Redevelopment and Housing Authority, (Series 2008A) Weekly VRDNs (Alta Great Bridge Apartments)/(FNMA LOC), 0.450%, 5/5/2016	9,000,000
750,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/4/2016	750,000
5,000,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/6/2016	5,000,000
12,120,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.470%, 5/4/2016	12,120,000
16,070,000		Fairfax County, VA IDA (Inova Health System), (Series 2012 C) VRENs, 0.590%, 5/5/2016	16,070,000
2,100,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.500%, 5/4/2016	2,100,000
6,660,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11733) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.440%, 5/5/2016	6,660,000
1,275,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.410%, 5/5/2016	1,275,000
1,700,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.70% CP (Virginia Electric & Power Co.), Mandatory Tender 5/5/2016	1,700,000
10,000,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 0.380%, 5/5/2016	10,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Virginia—continued
$1,835,000	Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Bank of New York Mellon LOC), 0.410%, 5/4/2016	$1,835,000
7,500,000	Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.410%, 5/5/2016	7,500,000
8,000,000	Harrisonburg, VA Redevelopment & Housing Authority, (Series 2008) Weekly VRDNs (Woodman West Preservation, LP)/(FNMA LOC), 0.450%, 5/5/2016	8,000,000
1,255,000	Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.540%, 5/5/2016	1,255,000
15,890,000	King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 5/5/2016	15,890,000
4,040,000	Loudoun County, VA EDA, (Series 2015), 4.00% Bonds, 12/1/2016	4,124,839
2,830,000	Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.380%, 5/4/2016	2,830,000
5,400,000	Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.390%, 5/4/2016	5,400,000
150,000	Loudoun County, VA IDA, (Series 2009B) Weekly VRDNs (Howard Hughes Medical Institute), 0.390%, 5/4/2016	150,000
2,000,000	Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	2,000,000
3,000,000	Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.430%, 5/5/2016	3,000,000
6,000,000	Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.440%, 5/5/2016	6,000,000
4,125,000	Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.440%, 5/5/2016	4,125,000
9,500,000	Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.340%, 5/2/2016	9,500,000
14,000,000	Metropolitan Washington, DC Airports Authority, (Series 2011A-2) Weekly VRDNs (Royal Bank of Canada LOC), 0.430%, 5/5/2016	14,000,000
6,000,000	Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 0.430%, 5/5/2016	6,000,000
5,000,000	Metropolitan Washington, VA Airports Authority, (Series One), 0.10% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 5/2/2016	5,000,000
7,785,000	Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.490%, 5/5/2016	7,785,000
14,385,000	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2010B) VRENs, 0.610%, 5/5/2016	14,385,000
19,190,000	Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.470%, 5/5/2016	19,190,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$4,700,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 0.400%, 5/4/2016	$4,700,000
20,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.540%, 5/5/2016	20,000,000
5,485,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.410%, 5/5/2016	5,485,000
14,735,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.50% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 5/19/2016	14,735,000
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 5/5/2016	4,745,000
1,950,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.400%, 5/4/2016	1,950,000
3,175,000	[3,4]	Virginia Commonwealth Transportation Board, Tender Option Bond Trust Certificates (2015-ZM0097) Weekly VRDNs (Virginia State)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2016	3,175,000
6,525,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.460%, 5/5/2016	6,525,000
9,145,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.310%, 5/2/2016	9,145,000
		TOTAL	321,644,839
		District of Columbia—2.5%
8,240,000	[3,4]	Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C), 0.61% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/7/2016	8,240,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	329,884,839
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	23,048
		TOTAL NET ASSETS—100%	$329,907,887
Securities that are subject to the federal alternative minimum tax (AMT) represent 40.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
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4

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $69,155,000, which represented 21.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2016, these liquid restricted securities amounted to $69,155,000, which represented 21.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
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The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[3]	0.09%	0.10%	0.16%	0.24%	0.29%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.47%[3]	0.54%	0.52%	0.45%	0.37%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,883	$45,817	$50,867	$50,079	$63,746	$91,345
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[3]	0.09%	0.10%	0.16%	0.24%	0.29%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.73%[3]	0.79%	0.77%	0.71%	0.62%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$160,652	$165,877	$204,803	$229,563	$255,494	$300,278
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[3]	0.09%	0.10%	0.16%	0.24%	0.30%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.33%[3]	1.39%	1.38%	1.31%	1.22%	1.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,372	$109,464	$145,799	$126,265	$120,396	$118,051
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$329,884,839
Cash		18,410
Income receivable		204,905
Receivable for shares sold		10,014
TOTAL ASSETS		330,118,168
Liabilities:
Payable for shares redeemed	$140,263
Income distribution payable	502
Payable to adviser (Note 4)	6,804
Payable for portfolio accounting fees	28,545
Payable for other service fees (Note 4)	16,768
Payable for share registration costs	12,788
Accrued expenses (Note 4)	4,611
TOTAL LIABILITIES		210,281
Net assets for 329,739,478 shares outstanding		$329,907,887
Net Assets Consist of:
Paid-in capital		$329,739,045
Accumulated net realized gain on investments		168,824
Undistributed net investment income		18
TOTAL NET ASSETS		$329,907,887
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$42,883,303 ÷ 42,861,363 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$160,652,480 ÷ 160,570,967 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$126,372,104 ÷ 126,307,148 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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10

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest			$276,794
Expenses:
Investment adviser fee (Note 4)		$688,387
Administrative fee (Note 4)		134,580
Custodian fees		6,320
Transfer agent fee		118,632
Directors'/Trustees' fees (Note 4)		1,409
Auditing fees		9,746
Legal fees		4,110
Portfolio accounting fees		60,777
Distribution services fee (Note 4)		385,895
Other service fees (Notes 2 and 4)		373,430
Share registration costs		33,170
Printing and postage		14,807
Miscellaneous (Note 4)		6,911
TOTAL EXPENSES		1,838,174
Waivers, Reimbursements and Reduction
Waiver of investment adviser fee (Note 4)	$(688,387)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(889,782)
Reduction of custodian fees (Note 5)	(420)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,578,589)
Net expenses			259,585
Net investment income			17,209
Net realized gain on investments			168,826
Change in net assets resulting from operations			$186,035
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,209	$37,184
Net realized gain on investments	168,826	79,522
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	186,035	116,706
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(2,270)	(5,206)
Service Shares	(8,499)	(19,227)
Cash Series Shares	(6,422)	(12,263)
Distributions from net realized gain on investments
Wealth Shares	(10,037)	—
Service Shares	(39,584)	—
Cash Series Shares	(29,903)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(96,715)	(36,696)
Share Transactions:
Proceeds from sale of shares	371,700,610	759,520,537
Net asset value of shares issued to shareholders in payment of distributions declared	80,668	30,100
Cost of shares redeemed	(363,121,396)	(839,940,672)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,659,882	(80,390,035)
Change in net assets	8,749,202	(80,310,025)
Net Assets:
Beginning of period	321,158,685	401,468,710
End of period (including undistributed net investment income of $18 and $0, respectively)	$329,907,887	$321,158,685
See Notes which are an integral part of the Financial Statements
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12

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares, Service Shares and Cash Series Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $1,578,589 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended April 30, 2016, unaffiliated third parties waived $112,511 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$212,640	$(197,891)	$(1,341)
Cash Series Shares	160,790	—	(160,790)
TOTAL	$373,430	$(197,891)	$(162,131)
For the six months ended April 30, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
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14

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	91,077,824	$91,077,824	195,358,786	$195,358,786
Shares issued to shareholders in payment of distributions declared	3,417	3,417	1,594	1,594
Shares redeemed	(94,026,479)	(94,026,479)	(200,421,001)	(200,421,001)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(2,945,238)	$(2,945,238)	(5,060,621)	$(5,060,621)
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15

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	115,344,085	$115,344,085	308,169,592	$308,169,592
Shares issued to shareholders in payment of distributions declared	41,003	41,003	16,288	16,288
Shares redeemed	(120,649,018)	(120,649,018)	(347,154,627)	(347,154,627)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(5,263,930)	$(5,263,930)	(38,968,747)	$(38,968,747)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	165,278,701	$165,278,701	255,992,159	$255,992,159
Shares issued to shareholders in payment of distributions declared	36,248	36,248	12,218	12,218
Shares redeemed	(148,445,899)	(148,445,899)	(292,365,044)	(292,365,044)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	16,869,050	$16,869,050	(36,360,667)	$(36,360,667)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,659,882	$8,659,882	(80,390,035)	$(80,390,035)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived its entire fee of $688,387 and voluntarily reimbursed $31,354 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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16

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$385,895	$(385,895)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2016 FSSC received $43 and reimbursed $197,891 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 0.65% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $197,430,000 and $154,315,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $420 under these arrangements.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2016, 58.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.6% of total investments.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.30	$0.75[2]
Service Shares	$1,000	$1,000.30	$0.75[3]
Cash Series Shares	$1,000	$1,000.30	$0.75[4]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.12	$0.75[2]
Service Shares	$1,000	$1,024.12	$0.75[3]
Cash Series Shares	$1,000	$1,024.12	$0.75[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.15%
Service Shares	0.15%
Cash Series Shares	0.15%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.50% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.49 and $2.51, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.23 and $3.27, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.04% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.17 and $5.22, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated virginia municipal cash trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N252
CUSIP 60934N245
CUSIP 608919825
G00133-01 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016